                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8370

                                 McMORGAN FUNDS
               (Exact name of Registrant as specified in charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
               (Address of principal executive offices) (Zip code)

                                 Teresa Matzelle
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                     (Name and address of agent for service)

       Copies to:
       Bibb L. Strench, Esq.                    Michael Hession, Esq.
       Stradley, Ronon, Stevens & Young LLP     New York Life Investment
       1220 19th Street, NW  Suite 600          Management LLC
       Washington, DC  20036                    169 Lackawanna Avenue
                                                Parsippany, NJ 07054

Registrant's telephone number, including area code:  (800) 788-9485

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2004

                                   FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


McMorgan
--------
   Funds


SEMI-ANNUAL REPORT
[GRAPHIC OMITTED]
      2004


December 31, 2004
----------------------------
Principal Preservation Fund

Intermediate Fixed Income Fund

Fixed Income Fund

High Yield Fund

Balanced Fund

Equity Investment Fund


The McMorgan Funds are offered by NYLIFE Distributors LLC
169 Lackawanna Avenue, Parsippany, NJ 07054.

BOARD OF TRUSTEES
Robert C. Daney
Alan C. Lindquist
Walter B. Rose
Kenneth I. Rosenblum
Mark R. Taylor

OFFICERS
Mark R. Taylor, President
Patrick J. Farrell, Treasurer
Vincent J. Beneivenga, Chief Compliance Officer
Robert R. Hirsch, Chief Legal Officer
Teresa Matzelle, Vice President and Secretary

INVESTMENT ADVISOR
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104

CUSTODIAN
The Bank of New York
48 Wall Street
New York, NY 10286

UNDERWRITER
NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, NJ 07054

LEGAL COUNSEL
Sutherland Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004

SHAREHOLDER SERVICES
NYLIM Service Company LLC
169 Lackawanna Avenue
Parsippany, NJ 07054

AUDITORS
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For Additional Information about McMorgan Funds call:
(800) 831-1994  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                            LETTER FROM THE PRESIDENT
                            -------------------------

Dear Shareholder,

For the year ended December 31, 2004, U.S. stock markets posted back-to-back yearly gains for the first time since 1999. Small- and mid-cap stocks outperformed large caps, and value stocks generally outperformed growth stocks. The markets benefited from a generally supportive economic environment and positive profit forecasts for 2005.

The year started with the Federal Funds Rate at a historical low of 1%. In June, the Federal Reserve responded to expanding output and improved labor markets by raising the targeted Federal Funds Rate by 25 basis points. Rates were raised five times for a total of 125 basis points, bringing the overnight rate to 2.25% at year-end. Despite rising short-term interest rates, bond markets performed well. High yield fixed income led all fixed income sectors in total return for the year.

The U.S. economy, after experiencing a slight slowdown, continues on a path of solid expansion. The pace of economic growth was 3.9% in the third quarter 2004 and 3.1% in the fourth quarter. Economic fundamentals appear consistent with expectations for the U.S. economy and should post moderate growth over the next year with output rising at a pace similar to last year. Some moderation in the pace of headline inflation can be expected.

Our semi-annual report for the six months ending December 31, 2004, provides additional information about the market forces, investment decisions, and securities that affected each of the McMorgan Funds during the reporting period.

As McMorgan Funds celebrated its 10-year anniversary in July 2004, we continue to serve our investors, striving to achieve superior performance through a disciplined investment approach. We thank you for placing your trust and confidence in us, and we look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Mark R. Taylor


Mark R. Taylor
President

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004


PRINCIPAL PRESERVATION FUND
DECEMBER 31, 2004


This portfolio of short-term, high-quality investments is composed of U.S. Treasury and government securities and other short-term vehicles. The Fund seeks principal preservation while providing maximum current income and maintaining liquidity. The Principal Preservation Fund is a money market fund and is appropriate for investors wishing to avoid principal fluctuations while earning interest income.
________________________________________________________________________________

Q: What factors affected the short-term bond market during the six months December 31, 2004?

A: During the second half of the year, the money markets continued to adjust to an improving economy and the gradual unwinding of the Federal Reserve's accommodative monetary policy. The Fed Funds target rate ended the year at 2.25%, up from the cyclical low of 1%.

Q:  How did the economic environment affect the results of the portfolio?

A: Economic growth has led to expectations of a gradual increase in short-term rates, which has increased the overall yield of the portfolio. The 7-day current yield and 30-day SEC yield as of December 31, 2004 were 2.09% and 1.88% respectively.

Q:  Did the Fund change its asset class weightings?

A: The Fund has maintained a fairly stable allocation among government securities, high quality short-dated commercial paper, and second tier commercial paper.

Q:  How did the Principal Preservation Fund invest during the reporting period?

A: The Fund increased its average maturity somewhat as longer-dated issues more fully reflected the impact of the Fed's gradual removal of accommodative monetary conditions. The Fund continued to seek maximum current income, consistent with the preservation of capital.

Q:  What do you anticipate going forward?

A: We expect the Federal Reserve to continue raising short-term interest rates at a gradual pace that is broadly consistent with current money forward curves. The Fed notes that even after this latest move, monetary policy remains accommodative. Policy officials have reiterated the view that inflation is expected to remain low enough to remove policy accommodation at a "measured" pace, while reaffirming that the Fed will take appropriate action to maintain price stability if future inflationary pressures exceed current projections.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

          MCMORGAN PRINCIPAL PRESERVATION FUND AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------
     Diversification             Credit Quality+              Maturity
--------------------------------------------------------------------------------
  COMMERCIAL PAPER 29%             A-1/P-1 24%              1-15 DAYS 15%
       GOV'T 71%                   A-2/P-2  5%             16-30 DAYS  9%
                                    GOV'T 71%              31-90 DAYS 64%
                                                             91+ DAYS 12%

Average Annual Return (%)
                                            One      Three    Five      Ten
                                            Year     Years    Years    Years
                                            ----     -----    -----    -----
McMorgan Principal Preservation Fund        1.13     1.23     2.79     4.03


Principal Preservation Fund--Seven-Day Average Yield (%)

12/31/03                   0.84
                           0.85
                           0.86
3/31/03                    0.83
                           0.85
                           0.84
6/30/03                     0.9
                           1.05
                            1.2
9/30/04                    1.38
                           1.42
                           1.69
12/31/04                   2.09

Cost in Dollars of a $1,000 Investment in McMorgan Principal Preservation Fund

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                         Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning      ------------------------------------     --------------------------------------------
                           Acount          Ending Account     Expenses Paid         Ending Account            Expenses Paid
Share Class++           Value 7/1/04       Value 12/31/04     During Period         Value 12/31/04            During Period
                        ------------       --------------     -------------         --------------            -------------
McMorgan Class Shares      $1,000             $1,007.10           $1.52                $1,023.50                  $1.53

++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004

INTERMEDIATE FIXED INCOME FUND
NASDAQ SYMBOL: MCMNX  |  DECEMBER 31, 2004

This Fund invests in high-quality, investment grade corporate, government and mortgage-backed bonds, seeking to deliver above-average returns consistent with maintaining liquidity and preserving capital. Unlike a money market fund, the Intermediate Fixed Income Fund does not seek a stable net asset value of $1 per share and is not suitable for investors seeking consistent principal stability.
________________________________________________________________________________

Q: What factors affected the bond market during the reporting period ending December 31, 2004?

A: Over the six month period June 30, 2004 to December 31, 2004, increases in the federal funds rate caused short maturity interest rates to rise significantly, while intermediate and longer maturity interest rates actually declined as inflation and growth expectations both moderated. The continued strong demand from foreign investors for U.S. fixed income investments contributed to the bond market's overall strength.

Q: How did the Fund perform compared to its benchmark during the reporting period?

A: For the six-month period ended December 31, 2004, the Fund produced a total return of 3.59% versus 3.16% for the Lehman Brothers Intermediate Government/Credit Index. The favorable relative Fund performance was the result of a successful strategy in underweighting government issues and high exposure to both the corporate and mortgage-backed sectors.

Q: Were there any particular holdings or sectors that enhanced or detracted from results?

A: The Fund's duration relative to the benchmark had a moderately positive impact. Durations were neutral to slightly above the benchmark as intermediate to longer maturity yields declined sharply in the third quarter.

    An increased emphasis on longer maturity securities had a moderately positive impact, particularly in the fourth quarter as the yield curve flattened substantially.

    An emphasis on mortgage-backed securities had a significantly positive performance impact. Declining volatility, attractive yield, and a relatively narrow trading range all contributed to positive performance from the mortgage-backed sector.

    An overweight in corporate bonds was positive, as strengthening fundamentals and strong demand for investment grade credit drove spreads tighter.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

        MCMORGAN INTERMEDIATE FIXED INCOME FUND AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------
    Diversification           Bond Quality+               Maturity
--------------------------------------------------------------------------------
     CORPORATE 40%             Aaa    5%                SHORT TERM 18%
     MORTGAGE  13%             Aa     6%                1-5 YEARS  41%
     CASH     (1%)             A     17%                5-10 YEARS 40%
     GOV'T     48%             Baa   15%                10+ YEARS   1%
                               GOV'T 48%

                     Cash equals liabilities in excess of Cash and Other Assets.

Average Annual Returns* (%)

                                                          One         Three       Five       Ten Years
                                                          Year        Years       Years    Life of Class
                                                          ----        -----       -----    -------------
McMorgan Intermediate Fixed Income Fund                   3.31        4.97         6.52         6.65
McMorgan Intermediate Fixed Income Fund (Class Z)**       3.15        4.71         N/A          4.58
Lehman Brothers Intermediate Gov't/Credit Index           3.04        5.69         7.21         7.16

Intermediate Fixed Income Fund--Growth Of $10,000

           McMorgan Intermediate     Lehman Intermediate                             McMorgan Intermediate     Lehman Intermediate
             Fixed Income Fund           Govt/Credit                                   Fixed Income Fund           Govt/Credit
             -----------------           -----------                                   -----------------           -----------
12/31/94       $ 9,957                    $10,000                         12/31/99       $13,822                    $14,085
                10,122                     10,169                                         13,756                     14,033
                10,350                     10,380                                         13,870                     14,148
                10,399                     10,439                                         13,990                     14,295
                10,518                     10,567                                         13,931                     14,262
                10,849                     10,887                                         13,950                     14,285
                10,919                     10,960                                         14,215                     14,536
                10,914                     10,961                                         14,309                     14,647
                11,002                     11,060                                         14,442                     14,820
                11,079                     11,140                                         14,614                     14,955
                11,210                     11,264                                         14,650                     15,023
                11,343                     11,411                                         14,878                     15,228
12/31/95        11,445                     11,531                         12/31/00        15,183                     15,508
                11,540                     11,630                                         15,439                     15,762
                11,402                     11,494                                         15,617                     15,912
                11,341                     11,436                                         15,744                     16,034
                11,322                     11,396                                         15,687                     15,993
                11,304                     11,386                                         15,757                     16,082
                11,422                     11,507                                         15,831                     16,142
                11,463                     11,542                                         16,163                     16,478
                11,465                     11,551                                         16,310                     16,642
                11,619                     11,711                                         16,588                     16,885
                11,830                     11,919                                         16,760                     17,166
                11,985                     12,076                                         16,456                     16,994
12/31/96        11,918                     11,999                         12/31/01        16,394                     16,901
                11,959                     12,046                                         16,448                     16,988
                11,967                     12,068                                         16,608                     17,123
                11,882                     11,985                                         16,338                     16,862
                12,020                     12,125                                         16,527                     17,141
                12,124                     12,226                                         16,757                     17,312
                12,238                     12,337                                         16,778                     17,461
                12,508                     12,588                                         16,988                     17,667
                12,432                     12,525                                         17,145                     17,930
                12,584                     12,670                                         17,399                     18,251
                12,761                     12,811                                         17,322                     18,180
                12,745                     12,839                                         17,336                     18,164
12/31/97        12,860                     12,942                         12/31/02        17,690                     18,560
                13,034                     13,111                                         17,687                     18,558
                13,017                     13,101                                         17,991                     18,819
                13,051                     13,143                                         17,933                     18,838
                13,106                     13,208                                         18,059                     18,981
                13,219                     13,305                                         18,473                     19,363
                13,301                     13,390                                         18,421                     19,349
                13,335                     13,437                                         17,828                     18,823
                13,586                     13,648                                         17,878                     18,868
                13,873                     13,990                                         18,381                     19,346
                13,791                     13,976                                         18,169                     19,164
                13,822                     13,975                                         18,198                     19,191
12/31/98        13,865                     14,031                         12/31/03        18,353                     19,357
                13,935                     14,108                                         18,487                     19,485
                13,731                     13,901                                         18,675                     19,684
                13,869                     14,005                                         18,796                     19,838
                13,873                     14,048                                         18,335                     19,367
                13,749                     13,940                                         18,218                     19,280
                13,733                     13,950                                         18,303                     19,338
                13,698                     13,937                                         18,465                     19,501
                13,678                     13,948                                         18,762                     19,826
                13,817                     14,078                                         18,817                     19,860
                13,839                     14,115                                         18,951                     19,993
                13,871                     14,132                                         18,816                     19,811
                                                                          12/31/04        19,042                     19,959

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

Cost in Dollars of a $1,000 Investment in Mcmorgan Intermediate Fixed Income
Fund

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                           Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning        ------------------------------------     --------------------------------------------
                           Account          Ending Account      Expenses Paid           Ending Account         Expenses Paid
Share Class++            Value 7/1/04       Value 12/31/04      During Period           Value 12/31/04         During Period
-------------            ------------       --------------      -------------           --------------         -------------
McMorgan Class Shares       $1,000             $1,036.10            $2.57                  $1,022.50               $2.55
Z Class Shares              $1,000             $1,035.75            $3.85                  $1,021.25               $3.82

++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

 + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself.
   Ratings by Moody's.
 * Before taxes on distributions or redemption of Fund shares.
** The Fund's inception date for Class Z shares was September 4, 2001.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004

FIXED INCOME FUND
NASDAQ SYMBOL: MCMFX  |  DECEMBER 31, 2004

This diversified portfolio invests in high-quality corporate, government and mortgage-backed bonds, with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between 5 to 10 years. The Fund seeks above-average returns consistent with maintaining liquidity and preserving capital.
________________________________________________________________________________

Q: What factors affected the bond market during the reporting period ending December 31, 2004?

A: Over the six month period June 30, 2004 to December 31, 2004, increases in the federal funds rate caused short maturity interest rates to rise significantly, while intermediate and longer maturity interest rates actually declined as inflation and growth expectations both moderated. The continued strong demand from foreign investors for U.S. fixed income investments contributed to the bond market's overall strength.

Q: How did the Fund perform compared to its benchmark during the reporting period?

A: For the six-month period ended December 31, 2004, the Fund produced a total return of 4.91% versus 4.39% for the Lehman Brothers Government/Credit Index. The favorable relative Fund performance was the result of a successful strategy in underweighting government issues and high exposure to both the corporate and mortgage-backed sectors.

Q: Were there any particular holdings or sectors that enhanced or detracted from results?

A: The Fund's duration relative to the benchmark had a moderately positive impact. Durations were neutral to slightly above the benchmark as intermediate to longer maturity yields declined sharply in the third quarter.

    An increased emphasis on longer maturity securities had a moderately positive impact, particularly in the fourth quarter as the yield curve flattened substantially.

    An emphasis on mortgage-backed securities had a significantly positive performance impact. Declining volatility, attractive yield, and a relatively narrow trading range all contributed to positive performance from the mortgage-backed sector.

    An overweight in corporate bonds was positive, as strengthening fundamentals and strong demand for investment grade credit drove spreads tighter.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

               MCMORGAN FIXED INCOME FUND AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------
    Diversification           Bond Quality+               Maturity
--------------------------------------------------------------------------------
     CORPORATE 42%             Aaa    5%                SHORT TERM 19%
     MORTGAGE  13%             Aa     6%                1-5 YEARS  21%
     CASH     (5%)             A     17%                5-10 YEARS 45%
     GOV'T     50%             Baa   17%                10+ YEARS  15%
                               GOV'T 56%


                     Cash equals liabilities in excess of Cash and Other Assets.


Average Annual Returns* (%)

                                              One       Three    Five      Ten Years or
                                              Year      Years    Years     Life of Class
                                              ----      -----    -----     -------------
McMorgan Fixed Income Fund                    4.51      6.48     7.59          7.49
McMorgan Fixed Income Fund (Class Z)**        4.26      6.20     N/A           5.93
Lehman Brothers Government/Credit Index       4.19      6.59     8.00          7.80
Class R1***                                   N/A       N/A      N/A           4.41
Class R2***                                   N/A       N/A      N/A           4.12

Fixed Income Fund--Growth Of $10,000

                        McMorgan                  Lehman                                        McMorgan                Lehman
                    Fixed Income Fund           Govt/Credit                                 Fixed Income Fund         Govt/Credit
                    -----------------           -----------                                 -----------------         -----------
12/31/94                  $ 9,927                $10,001                12/31/99                   14,188               14,425
                           10,114                 10,193                                           14,144               14,420
                           10,384                 10,429                                           14,313               14,602
                           10,460                 10,499                                           14,498               14,812
                           10,605                 10,645                                           14,385               14,740
                           11,060                 11,091                                           14,353               14,726
                           11,155                 11,180                                           14,682               15,027
                           11,111                 11,136                                           14,797               15,186
                           11,257                 11,279                                           14,994               15,400
                           11,365                 11,394                                           15,141               15,459
                           11,534                 11,562                                           15,167               15,556
                           11,716                 11,752                                           15,483               15,822
12/31/95                   11,842                 11,925                12/31/00                   15,826               16,134
                           11,930                 11,999                                           16,099               16,405
                           11,688                 11,745                                           16,312               16,574
                           11,588                 11,646                                           16,365               16,650
                           11,486                 11,566                                           16,235               16,525
                           11,460                 11,546                                           16,307               16,621
                           11,619                 11,700                                           16,353               16,701
                           11,630                 11,726                                           16,798               17,117
                           11,606                 11,698                                           16,996               17,336
                           11,821                 11,907                                           17,207               17,495
                           12,105                 12,184                                           17,506               17,940
                           12,336                 12,408                                           17,093               17,646
12/31/96                   12,203                 12,270                12/31/01                   16,938               17,506
                           12,226                 12,285                                           17,037               17,634
                           12,239                 12,311                                           17,280               17,784
                           12,086                 12,164                                           16,848               17,423
                           12,264                 12,342                                           17,143               17,761
                           12,375                 12,457                                           17,396               17,924
                           12,516                 12,606                                           17,467               18,077
                           12,913                 12,992                                           17,748               18,293
                           12,759                 12,847                                           18,105               18,703
                           12,966                 13,048                                           18,467               19,105
                           13,182                 13,257                                           18,261               18,922
                           13,214                 13,327                                           18,278               18,933
12/31/97                   13,365                 13,467                12/31/02                   18,790               19,435
                           13,574                 13,657                                           18,728               19,435
                           13,517                 13,630                                           19,168               19,781
                           13,563                 13,672                                           19,073               19,755
                           13,619                 13,740                                           19,272               19,967
                           13,747                 13,887                                           19,857               20,534
                           13,857                 14,029                                           19,749               20,452
                           13,867                 14,040                                           18,797               19,595
                           14,172                 14,314                                           18,899               19,724
                           14,569                 14,723                                           19,600               20,349
                           14,385                 14,619                                           19,305               20,091
                           14,447                 14,707                                           19,375               20,145
12/31/98                   14,504                 14,742                12/31/03                   19,567               20,344
                           14,570                 14,847                                           19,796               20,530
                           14,250                 14,493                                           20,029               20,780
                           14,419                 14,566                                           20,214               20,971
                           14,402                 14,602                                           19,558               20,327
                           14,224                 14,452                                           19,383               20,224
                           14,182                 14,407                                           19,493               20,307
                           14,138                 14,367                                           19,702               20,522
                           14,092                 14,355                                           20,133               20,957
                           14,250                 14,484                                           20,230               21,030
                           14,261                 14,522                                           20,402               21,213
                           14,284                 14,513                                           20,216               20,978
                                                                        12/31/04                   20,606               21,202

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

Cost in Dollars of a $1,000 Investment in McMorgan Fixed Income Fund

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                           Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning        ------------------------------------     --------------------------------------------
                           Account          Ending Account      Expenses Paid           Ending Account         Expenses Paid
Share Class++            Value 7/1/04       Value 12/31/04      During Period           Value 12/31/04         During Period
-------------            ------------       --------------      -------------           --------------         -------------
McMorgan Class Shares       $1,000             $1,049.20           $2.58                  $1,022.50                $2.55
Z Class Shares              $1,000             $1,047.95           $3.87                  $1,021.25                $3.82
R1 Class Shares             $1,000             $1,047.30           $3.10                  $1,022.00                $3.06
R2 Class Shares             $1,000             $1,045.95           $4.38                  $1,020.75                $4.33

 ++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

  + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself.
    Ratings by Moody's.
  * Before taxes on distributions or redemption of Fund shares.
 ** The Fund's inception date for Class Z shares was February 1, 2001.
*** The Fund's inception date for Class R1 and R2 was January 2, 2004.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.
                                                                               7

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004

HIGH YIELD FUND
NASDAQ SYMBOL: MCMHX  |  DECEMBER 31, 2004

The Fund normally invests at least 80% of its net assets in high yield debt securities. The Fund invests in securities that are rated below investment grade, or that are unrated but that are considered to be of comparable quality by the advisor. The Fund will invest in securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity will generally be between four and ten years. The fund is sub-advised by Securities Investment, a division of New York Life Investment Management, LLC.
________________________________________________________________________________

Q:  How did the high yield bond market perform in 2004?

A: Following up on an extraordinary 29.0% return in 2003, the high yield market exceeded most investor expectations and posted a healthy 11.1% return in 2004.

Q:  What factors affected the market during 2004?

A: The 2003 enthusiasm that spilled into 2004 was quickly reversed as investors became increasingly risk averse amid uncertainties regarding job growth, interest rates, oil prices, and terrorism. Investors sought safety in higher quality assets through the first half of the year, increasing market volatility and depressing returns. As mid year approached, the combination of clarity from the Federal Reserve regarding monetary policy, positive corporate earnings, and declining default rates calmed investors and helped subdue market volatility. Improving equity valuations and broad demand for high yield assets buoyed investor optimism, leading to a strong year-end rally and a second consecutive year of double digit returns.

Q:  How has the Fund performed during these market conditions?

A: In 2004, the Fund generated a gross return of 11.1% and a net return of 10.3%. This compares to an 11.1% return for its benchmark, the Lehman Brothers High Yield Index. The Fund's performance exceeded the 9.9% return of its peer group average, the Lipper High Current Yields Average, placing it in the 38th percentile. During the year, the portfolio maintained a bullish bias. As a result, the Fund had overweight positions in B-rated and CCC-rated securities. After a challenging start to the year, the Fund performed very well in the second half as market sentiment shifted back toward lower rated securities.

Q:  Which sectors helped or hurt the Fund's performance?

A: The Fund benefited from its overweight to the chemicals and building products industries as these cyclical sectors experienced strong product demand and accelerating earnings. Exposure to the telecom and environmental sectors were the biggest relative detractors of Fund performance.

Q:  How is the High Yield Fund positioned going forward?

A: At year-end, the portfolio is positioned with a bullish bias, consistent with our positive outlook for the overall high yield market. We believe that the economy will continue to improve and that companies will continue to report positive quarterly earnings. Credit conditions should remain strong as default rates are well below historical averages and are expected to remain low during 2005. This positive credit backdrop, coupled with our cautious stance on interest rates, leads us to maintain the Fund's underweight position in BB-rated securities in favor of B-rated securities. Further strengthening in CCC-rated bonds would force us to review our portfolio weightings across rating categories--possibly leading to shift during the first quarter of 2005.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

                MCMORGAN HIGH YIELD FUND AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------
    Diversification              Bond Quality+                 Maturity
--------------------------------------------------------------------------------
 BONDS             97%             B     64%                0-3 YEARS   4%
 PREFERRED STOCKS   2%             Ba    11%                3-5 YEARS   8%
 CASH             (1%)             Ca     2%                5-10 YEARS 66%
                                   Caa   18%                10+ YEARS  22%
                                   NR     2%
                                   Gov't  3%
Includes 17% weightings in Lehman Brothers High Yield TRAINS, a high yield index security.

Average Annual Returns** (%)

                                        One       Three    Five       Since
                                        Year      Years    Years   Inception***
                                        ----      -----    -----   -------------
McMorgan High Yield Fund               10.30       N/A      N/A       12.37
Lehman Brothers US Corp High Yield     11.13       N/A      N/A       13.04

High Yield Fund--Growth Of $10,000

                            McMorgan                  Lehman
                         High Yield Fund            High Yield
                        -----------------           -----------
11/03                       $10,000                  $10,000
11/03                        10,060                   10,152
12/03                        10,391                   10,381
01/04                        10,568                   10,580
02/04                        10,446                   10,553
03/04                        10,470                   10,625
04/04                        10,434                   10,551
05/04                        10,261                   10,374
06/04                        10,423                   10,523
07/04                        10,564                   10,666
08/04                        10,793                   10,875
09/04                        10,914                   11,033
10/04                        11,171                   11,232
11/04                        11,330                   11,368
12/04                        11,462                   11,537

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

Cost in Dollars of a $1,000 Investment in Mcmorgan High Yield Fund

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                           Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning        ------------------------------------     --------------------------------------------
                           Account          Ending Account      Expenses Paid           Ending Account         Expenses Paid
Share Class++            Value 7/1/04       Value 12/31/04      During Period           Value 12/31/04         During Period
-------------            ------------       --------------      -------------           --------------         -------------
McMorgan Class Shares       $1,000             $1,100.05           $3.97                  $1,021.25                $3.82

 ++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

  + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself.
    Ratings by Moody's.

  * Includes 17% weightings in Lehman Brothers High Yield TRAINS, a high yield index security.
 ** Before taxes on distributions or redemption of Fund shares.
*** The Fund's inception date for Class McMorgan shares was November 3, 2003.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.
                                                                               9

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004

BALANCED FUND
NASDAQ SYMBOL: MCMBX  |  DECEMBER 31, 2004

This portfolio of stocks, bonds and cash focuses on capital appreciation, creating current income, and preservation of capital. This Fund is diversified among different kinds of securities, with approximately 60% of the assets invested in equities and 40% in bonds over the long term. The mix of securities will change based on existing and anticipated market conditions.
________________________________________________________________________________

Q: How did the Balanced Fund invest during the reporting period? Were there any significant changes in asset allocation?

A: On a relative value basis, equities have been favorably valued compared to fixed income assets since early 2003. As a result, the Fund maintained an equity allocation slightly above neutral during the entire reporting period, with no significant changes in asset allocation.

Q: What were the most significant contributors to the Balanced Fund's equity results during the reporting period?

A: Cyclical sectors, including energy, industrials, and materials performed well during the year; a positive bias in each of these areas contributed to performance. Two factors weighed on performance during the period--style and capitalization size. The market rally that began in 2003 has been led by smaller capitalization value stocks, while the Fund maintained a large capitalization growth bias.

Q:  How did the fixed income portion of the Fund perform?

A: Over the six month period from June 30, 2004 to December 31, 2004, increases in the federal funds rate caused short maturity interest rates to rise significantly, while intermediate and longer maturity interest rates actually declined as inflation and growth expectations both moderated.

    The Fund's duration relative to the benchmark had a moderately positive impact. Durations were neutral to slightly above the benchmark as intermediate to longer maturity yields declined sharply in the third quarter.

Q:  Were there any significant transactions during the reporting period?

A: Changes to the equity portion of the Fund were made on a stock by stock basis while maintaining the overall construction of the portfolio. Sectors of emphasis remain industrials, information technology and energy. These sectors tend to benefit from a good economy. Longer maturity securities were purchased in the fixed income portfolio, while an emphasis on mortgage-backed securities had a significant positive impact on performance.

Q:  How is the Balanced Fund positioned going forward?

A: The allocation to equities remains slightly above neutral, as our outlook for the equity market remains positive. The economy and earnings continue to grow, and growth will likely decelerate during 2005. Cyclical companies with the prospect of earnings growth in a slower environment have been emphasized in the equity portfolio. In fixed income, mortgage-backed securities and corporate bonds are overweighted versus the index.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

                 MCMORGAN BALANCED FUND AS OF DECEMBER 31, 2004

-----------------------------------------  -------------------------------------
 Asset Allocation       Bond Quality+            Ten Largest Holdings (%)
-----------------------------------------  -------------------------------------
    BONDS   32%          Aaa     4%          Citigroup, Inc.             3.3
    CASH     1%          Aa      7%          Tyco Intl. Ltd.             3.2
    STOCKS  67%          A      18%          Pfizer, Inc.                3.1
                         Baa    16%          Amgen, Inc.                 3.0
                         GOV'T  55%          JP Morgan Chase & Co.       2.8
                                             General Electric Co.        2.7
                                             Honeywell Intl. Inc.        2.3
                                             PepsiCo, Inc.               2.3
                                             American Intl. Group, Inc.  2.3
                                             ExxonMobil Corp.            2.3
                                             Total                      27.3

Average Annual Returns* (%)

                                              One       Three    Five      Ten Years or
                                              Year      Years    Years     Life of Class
                                              ----      -----    -----     -------------
McMorgan Balanced Fund                         6.13     2.84      1.19         9.75
McMorgan Balanced Fund (Class Z)**             5.82     2.57      N/A          0.46
Lehman Brothers Government/Credit Index        4.19     6.59      8.00         7.80
Standard & Poor's 500 Index                   10.88     3.59     -2.30        12.07

Balanced Fund--Growth Of $10,000

              McMorgan                        Lehman                              McMorgan                        Lehman
           Balanced Fund     S&P 500        Govt/Credit                        Balanced Fund     S&P 500        Govt/Credit
           -------------     -------        -----------                        -------------     -------        -----------
12/31/94      $10,079        $10,265          $10,001               12/31/99       24,079         36,073           14,425
               10,282         10,532           10,193                              23,596         34,262           14,420
               10,608         10,941           10,429                              23,160         33,614           14,602
               10,767         11,265           10,499                              24,582         36,902           14,812
               11,054         11,595           10,645                              24,132         35,792           14,740
               11,514         12,054           11,091                              23,949         35,044           14,726
               11,731         12,337           11,180                              24,405         35,916           15,027
               11,938         12,749           11,136                              24,331         35,355           15,186
               12,021         12,780           11,279                              25,409         37,536           15,400
               12,390         13,317           11,394                              24,577         35,554           15,459
               12,411         13,270           11,562                              24,947         35,404           15,556
               12,807         13,854           11,752                              23,985         32,613           15,822
12/31/95       12,972         14,113           11,925               12/31/00       24,250         32,772           16,134
               13,311         14,598           11,999                              25,049         33,935           16,405
               13,311         14,739           11,745                              23,785         30,841           16,574
               13,316         14,880           11,646                              23,017         28,887           16,650
               13,412         15,099           11,566                              24,016         31,132           16,525
               13,594         15,488           11,546                              24,042         31,340           16,621
               13,710         15,552           11,700                              23,711         30,578           16,701
               13,409         14,858           11,726                              23,829         30,277           17,117
               13,527         15,173           11,698                              23,162         28,382           17,336
               14,077         16,027           11,907                              22,325         26,090           17,495
               14,510         16,468           12,184                              22,838         26,588           17,940
               15,344         17,718           12,408                              23,615         28,628           17,646
12/31/96       15,081         17,376           12,270               12/31/01       23,490         28,879           17,506
               15,715         18,455           12,285                              23,108         28,457           17,634
               15,737         18,603           12,311                              22,876         27,909           17,784
               15,325         17,829           12,164                              23,167         28,958           17,423
               15,919         18,893           12,342                              22,357         27,202           17,761
               16,513         20,053           12,457                              22,508         27,001           17,924
               16,952         20,946           12,606                              21,422         25,078           18,077
               18,160         22,611           12,992                              20,746         23,122           18,293
               17,584         21,356           12,847                              20,939         23,274           18,703
               18,300         22,520           13,048                              19,475         20,744           19,105
               18,066         21,779           13,257                              20,435         22,570           18,922
               18,467         22,779           13,327                              21,229         23,898           18,933
12/31/97       18,649         23,161           13,467               12/31/02       20,682         22,494           19,435
               18,964         23,423           13,657                              20,373         21,905           19,435
               19,651         25,107           13,630                              20,345         21,577           19,781
               20,097         26,395           13,672                              20,265         21,786           19,755
               20,357         26,670           13,740                              21,256         23,581           19,967
               20,176         26,206           13,887                              21,992         24,823           20,534
               20,641         27,270           14,029                              22,099         25,140           20,452
               20,664         26,981           14,040                              21,985         25,583           19,595
               19,149         23,085           14,314                              22,171         26,082           19,724
               20,098         24,571           14,723                              22,271         25,805           20,349
               21,028         26,562           14,619                              22,987         27,264           20,091
               21,877         28,171           14,707                              23,145         27,504           20,145
12/31/98       22,495         29,811           14,742               12/31/03       24,073         28,947           20,344
               22,937         31,045           14,847                              24,304         29,478           20,530
               22,310         30,079           14,493                              24,492         29,887           20,780
               22,676         31,289           14,566                              24,291         29,437           20,971
               23,271         32,481           14,602                              23,712         28,974           20,327
               22,898         31,730           14,452                              23,886         29,372           20,224
               23,654         33,466           14,407                              24,198         29,943           20,307
               23,326         32,432           14,367                              23,747         28,952           20,522
               23,290         32,286           14,355                              23,951         29,068           20,957
               22,914         31,392           14,484                              24,094         29,382           21,030
               23,540         33,388           14,522                              24,386         29,831           21,213
               23,753         34,066           14,513                              24,883         31,040           20,978
                                                                    12/31/04       25,350         31,258           21,202

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

COST IN DOLLARS OF A $1,000 INVESTMENT IN MCMORGAN BALANCED FUND

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                           Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning        ------------------------------------     --------------------------------------------
                           Account          Ending Account      Expenses Paid           Ending Account         Expenses Paid
Share Class++            Value 7/1/04       Value 12/31/04      During Period           Value 12/31/04         During Period
-------------            ------------       --------------      -------------           --------------         -------------
McMorgan Class Shares       $1,000            $1,056.00             $3.11                  $1,022.00              $3.06
Z Class Shares              $1,000            $1,054.85             $4.40                  $1,020.75              $4.33

 ++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

  + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself.
    Ratings by Moody's.
  * Before taxes on distributions or redemption of Fund shares.
 ** The Fund's inception date for Class Z shares was January 25, 2001.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2004

EQUITY INVESTMENT FUND

NASDAQ SYMBOL: MCMEX  |  DECEMBER 31, 2004

This portfolio of high-quality stocks focuses on selecting companies that demonstrate strong management, sustained earnings, growth potential, and the ability to pay above-average dividends. Since the Equity Investment Fund is comprised primarily of stocks, it assumes greater risk but also enjoys greater potential for capital growth and appreciation over the long term. The portfolio is well diversified among common stocks of U.S. companies.
________________________________________________________________________________

Q: What factors affected the stock market during the reporting period ending December 31, 2004?

A: The equity market traded sideways within a narrow band for most of the year before rallying significantly in the fourth quarter. Uncertainty surrounding interest rates, earnings growth, the election, terrorism and Iraq weighed on the market through July. However, earnings for the first three quarters beat expectations, and long term interest rates stayed low despite increases in the Fed Funds Rate. With strong double-digit earnings growth and low interest rates, equities rallied to post double-digit gains for the year.

Q:  How did corporate earnings fare during the period?

A: Corporate earnings posted strong gains over the second half of the year, continuing the trend established in 2003. S & P 500 earnings once again beat expectations in the third quarter. Sales growth was strong, aided by moderate economic growth and a weaker dollar. Profit levels remain near 40 year highs when measured as a percent of GDP, leading to strong cash flows. As a result, debt levels are low, cash levels are high, and corporate balance sheets are strong. Cyclical companies in the technology, industrials, and materials posted good results. Energy profits were particularly strong on the heels of high oil prices.

Q:  Why did the Fund lag its benchmark over the reporting period?

A: Two factors weighed on performance during the period--style and capitalization size. Value companies significantly outperformed during the second half of the year, extending the run of outperformance versus growth stocks that began in 2000. Small and mid-capitalization companies also continued to outperform larger companies. The Fund currently has a tilt toward larger growth companies, where valuations appear relatively attractive.

Q: Were there any significant shifts in sector allocation during the reporting period?

A: Economic sectors are over/underweighted, but the deviations between the portfolio and the index are not large (which is consistent with the risk control orientation of the Fund). The tilt toward larger growth companies continues because of favorable relative valuations. Earnings growth is expected to slow in 2005 after posting a significant increase in 2004. Growth companies and industries that should increase earnings in a slower profit environment have been emphasized. A slight emphasis on the information technology, industrial and materials sectors was maintained.

Q: How was the Equity Investment Fund positioned at the end of the reporting period?

A: The Fund maintains a bias toward high quality, large capitalization companies with a slight tilt toward growth. Large capitalization growth companies look relatively attractive after five years of underperformance. Furthermore, high quality, large capitalization companies have outperformed during periods of rising rates and decelerating earnings, which should continue during 2005.
________________________________________________________________________________

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.MCMORGANFUNDS.COM.

THE DISCLOSURE ON THIS PAGE IS AN INTEGRAL PART OF THE GRAPHS ON THE NEXT AND SHOULD BE CAREFULLY READ.

             MCMORGAN EQUITY INVESTMENT FUND AS OF DECEMBER 31, 2004

------------------------------      --------------------------------     -----------------------------------------
   Ten Largest Holdings (%)                Sector Weightings (%)                 Portfolio Characteristics
------------------------------      --------------------------------     -----------------------------------------
Citigroup, Inc.            3.3      Financials                  18.6     P/E Ratio (Trailing)             25.01
Pfizer, Inc.               3.2      Information Technology      18.2     Historical Beta                   1.04
Tyco Intl. Ltd.            3.1      Health Care                 14.6     Market Weighted Capitalization $101.2 bil
JP Morgan Chase & Co.      2.8      Industrials                 13.2     Number of Issues                 78
General Electric Co.       2.6      Consumer Staples            10.1
Amgen, Inc.                2.4      Energy                       8.9
PepsiCo, Inc.              2.4      Consumer Discretionary       8.6
ExxonMobil Corp.           2.3      Materials                    3.6
American Intl. Group, Inc. 2.3      Telecommunication Services   2.6
Microsoft Corp.            2.3      Utilities                    1.6
Total                     26.7      Total                      100.0

Average Annual Returns* (%)

                                                One       Three    Five      Ten Years or
                                                Year      Years    Years     Life of Class
                                                ----      -----    -----     -------------
McMorgan Equity Investment Fund                 6.80      -0.73    -3.91        10.41
McMorgan Equity Investment Fund (Class Z)**     6.55      -0.98     N/A         -4.82
Standard & Poor's 500                          10.88       3.59    -2.30        12.07

Equity Investment Fund--Growth Of $10,000

                       McMorgan                                                               McMorgan
                   Equity Investment         S&P 500                                      Equity Investment         S&P 500
                   -----------------         -------                                      -----------------         -------
12/31/94               $10,124               $10,265                   12/31/99                33,285                36,073
                        10,316                10,532                                           32,293                34,262
                        10,710                10,941                                           31,049                33,614
                        10,966                11,265                                           34,004                36,902
                        11,372                11,595                                           33,188                35,792
                        11,787                12,054                                           32,801                35,044
                        12,157                12,337                                           33,339                35,916
                        12,533                12,749                                           33,018                35,355
                        12,554                12,780                                           35,129                37,536
                        13,096                13,317                                           32,990                35,554
                        13,004                13,270                                           33,599                35,404
                        13,545                13,854                                           31,075                32,613
12/31/95                13,763                14,113                   12/31/00                31,158                32,772
                        14,278                14,598                                           32,471                33,935
                        14,514                14,739                                           29,549                30,841
                        14,614                14,880                                           27,871                28,887
                        14,914                15,099                                           29,994                31,132
                        15,296                15,488                                           29,970                31,340
                        15,382                15,552                                           29,190                30,578
                        14,781                14,858                                           28,929                30,277
                        15,061                15,173                                           27,325                28,382
                        15,893                16,027                                           25,411                26,090
                        16,455                16,468                                           26,078                26,588
                        17,817                17,718                                           27,983                28,628
12/31/96                17,452                17,376                   12/31/01                27,866                28,879
                        18,633                18,455                                           27,028                28,457
                        18,633                18,603                                           26,335                27,909
                        17,981                17,829                                           27,306                28,958
                        18,955                18,893                                           25,406                27,202
                        20,024                20,053                                           25,431                27,001
                        20,716                20,946                                           23,254                25,078
                        22,840                22,611                                           21,728                23,122
                        21,883                21,356                                           21,777                23,274
                        23,096                22,520                                           18,907                20,744
                        22,327                21,779                                           20,684                22,570
                        23,160                22,779                                           21,983                23,898
12/31/97                23,357                23,161                   12/31/02                20,679                22,494
                        23,738                23,423                                           20,236                21,905
                        25,243                25,107                                           19,855                21,577
                        26,135                26,395                                           19,793                21,786
                        26,634                26,670                                           21,299                23,581
                        26,082                26,206                                           22,090                24,823
                        26,909                27,270                                           22,327                25,140
                        26,920                26,981                                           22,723                25,583
                        23,345                23,085                                           22,933                26,082
                        24,817                24,571                                           22,672                25,805
                        26,863                26,562                                           23,950                27,264
                        28,601                28,171                                           24,174                27,504
12/31/98                29,841                29,811                   12/31/03                25,526                28,947
                        30,669                31,045                                           25,775                29,478
                        29,702                30,079                                           25,924                29,887
                        30,330                31,289                                           25,462                29,437
                        31,687                32,481                                           24,939                28,974
                        31,052                31,730                                           25,300                29,372
                        32,750                33,466                                           25,701                29,943
                        32,167                32,432                                           24,877                28,952
                        32,124                32,286                                           24,914                29,068
                        31,009                31,392                                           25,095                29,382
                        32,306                33,388                                           25,433                29,831
                        32,587                34,066                                           26,371                31,040
                                                                       12/31/04                26,928                31,258

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

COST IN DOLLARS OF A $1,000 INVESTMENT IN MCMORGAN EQUITY INVESTMENT FUND

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs had been included, your costs would have been higher.

                                           Based on Actual Returns and Expenses     Based on Hypothetical 5% Return and Expenses
                          Beginning        ------------------------------------     --------------------------------------------
                           Account          Ending Account      Expenses Paid           Ending Account         Expenses Paid
Share Class++            Value 7/1/04       Value 12/31/04      During Period           Value 12/31/04         During Period
-------------            ------------       --------------      -------------           --------------         -------------
McMorgan Class Shares       $1,000            $1,067.90             $3.86                  $1,021.30              $3.77
Z Class Shares              $1,000            $1,065.35             $5.15                  $1,020.05              $5.04

 ++ Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

  + Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself.
    Ratings by Moody's.
  * Before taxes on distributions or redemption of Fund shares.
 ** The Fund's inception date for Class Z shares was February 1, 2001.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ.

PRINCIPAL PRESERVATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Unaudited)

FIXED INCOME SECURITIES 99.4%
U.S. GOVERNMENT AGENCY NOTES 70.9%

                                                        PRINCIPAL     AMORTIZED
                                                         AMOUNT          COST
                                                       -------------------------
Federal Home Loan Bank - 2.2%
 2.15%, due 1/28/05 ...............................    $ 3,000,000   $ 2,995,163
                                                                     -----------
Federal Home Loan Mortgage
 Corporation (Discount Notes) - 26.6%
 1.30%, due 2/8/05 ................................      2,000,000     1,997,255
 1.97%, due 3/21/05 ...............................      4,233,000     4,214,700
 1.98%, due 3/22/05 ...............................      6,000,000     5,973,600
 2.07%, due 2/1/05 ................................      4,170,000     4,162,585
 2.13%, due 2/1/05 ................................      4,200,000     4,192,297
 2.25%, due 5/9/05 ................................      9,721,000     9,643,232
 2.33%, due 5/3/05 ................................      3,000,000     2,976,312
 2.35%, due 5/9/05 ................................      3,027,000     3,001,708
                                                                     -----------
                                                                      36,161,689
                                                                     -----------
Federal National Mortgage
 Association (Discount Notes) - 42.1%
 1.19%, due 2/4/05 ................................      3,000,000     2,996,643
 1.21%, due 2/4/05 ................................      2,000,000     1,997,724
 1.24%, due 1/7/05 ................................      2,000,000     1,999,587
 1.27%, due 2/4/05 ................................      1,250,000     1,248,501
 1.29%, due 1/7/05 ................................      3,000,000     2,999,355
 1.35%, due 3/28/05 ...............................      3,500,000     3,488,713
 2.15%, due 2/4/05 ................................      1,014,000     1,011,941
 2.18%, due 1/24/05 ...............................      6,000,000     5,991,643
 2.19%, due 2/2/05 ................................      1,200,000     1,197,666
 2.23%, due 2/2/05 ................................      4,000,000     3,992,071
 2.27%, due 2/2/05 ................................      5,000,000     4,989,911
 2.30%, due 2/14/05 ...............................     10,500,000    10,470,483
 2.39%, due 3/16/05 ...............................      7,000,000     6,965,682
 2.41%, due 3/16/05 ...............................      4,620,000     4,597,160
 2.46%, due 3/23/05 ...............................      3,250,000     3,232,048
                                                                     -----------
                                                                      57,179,128
                                                                     -----------
Total U.S. Government Agency Notes
 (Cost $96,335,980) ...............................                   96,335,980
                                                                     -----------
COMMERCIAL PAPER - 28.5%
ANZ National International
 2.20%, due 2/2/05 (a) ............................      4,500,000     4,491,200
Alcoa, Inc.
 2.17%, due 1/3/05 ................................      5,680,000     5,679,315
Aventis S.A.
 2.37%, due 3/8/05 (a) ............................      2,000,000     1,991,310
DaimlerChrysler NA Holdings
 2.47%, due 2/1/05 ................................      1,300,000     1,297,235
John Deere Capital Corp.
 2.37%, due 1/18/05 (a) ...........................      1,300,000     1,298,545


                                                       PRINCIPAL      AMORTIZED
                                                         AMOUNT         COST
                                                       -------------------------
COMMERCIAL PAPER (continued)
General Motors Acceptance Corp.
 2.85%, due 2/10/05 ...............................    $1,300,000   $  1,295,883
Genworth Financial, Inc.
 2.35%, due 2/1/05 (a) ............................     2,000,000      1,995,953
Great-West Life & Annuity
 2.18%, due 2/7/05 ................................     5,000,000      4,988,797
John Hancock Financial Services
 2.37%, due 2/2/05 (a) ............................     2,800,000      2,794,101
Hertz Corp.
 2.62%, due 1/18/05 ...............................     1,300,000      1,298,392
Private Export Funding Corp.
 1.82%, due 1/6/05 (a) ............................     4,340,000      4,338,903
Textron Financial Corp.
 2.41%, due 2/7/05 ................................     1,300,000      1,296,780
Tribune Co.
 2.35%, due 1/13/05 (a) ...........................     6,000,000      5,995,300
                                                                    ------------
Total Commercial Paper
 (Cost $38,761,714) ...............................                   38,761,714
                                                                    ------------
Total Fixed Income Securities
 (Cost $135,097,694) (b) ..........................          99.4%   135,097,694
Cash and Other Assets
 Less Liabilities .................................           0.6        814,080
                                                       ----------   ------------
Net Assets ........................................         100.0%  $135,911,774
                                                       ==========   ============
(a) May be sold to institutional investors only.
(b) At December 31, 2004, cost is identical for book and federal income tax purposes.



See accompanying notes to financial statements.

PRINCIPAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $135,097,694) ..........................................   $135,097,694
 Cash-interest bearing accounts .................................          2,149
 Receivable for securities sold .................................      6,600,000
 Receivable for fund shares sold ................................        863,929
 Other assets ...................................................         18,490
                                                                    ------------
    Total assets ................................................    142,582,262
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................      5,678,973
 Fund shares redeemed ...........................................        934,705
 Transfer Agent fees payable ....................................         36,191
 Administration fees payable ....................................          5,891
 Accounting fees payable ........................................          3,770
 Distributions payable ..........................................          2,607
 Accrued expenses ...............................................          8,351
                                                                    ------------
    Total liabilities ...........................................      6,670,488
                                                                    ------------
Net Assets ......................................................   $135,911,774
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $135,911,774
                                                                    ------------
                                                                    $135,911,774
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $135,911,774
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    135,929,309
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Interest                                                             $1,186,708
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      176,685
 Administration fees ..............................................       35,075
 Transfer agent fees ..............................................       27,730
 Accounting fees ..................................................       22,569
 Legal fees .......................................................       17,975
 Trustees fees ....................................................       11,923
 Custodian fees ...................................................       11,035
 Registration expenses ............................................       10,571
 Insurance fees ...................................................        9,779
 Report to shareholder expense ....................................        6,518
 Auditing fees ....................................................        6,050
 Miscellaneous expenses ...........................................        1,846
                                                                      ----------
    Total expenses ................................................      337,756
 Expenses reimbursed (Note F) .....................................     (125,725)
                                                                      ----------
    Net expenses ..................................................      212,031
                                                                      ----------
Net investment income .............................................      974,677
                                                                      ----------
Increase in net assets from operations ............................   $  974,677
                                                                      ==========




See accompanying notes to financial statements.

PRINCIPAL PRESERVATION FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2004

                                                    FOR THE           FOR THE
                                                SIX MONTHS ENDED     YEAR ENDED
                                                    12/31/04          06/30/04
                                                ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income .....................      $    974,677     $   1,294,610
 Net realized gain on investments ..........                --            12,503
                                                  ------------     -------------
 Increase in net assets ....................           974,677         1,307,113
                                                  ------------     -------------

Dividends and distributions to
shareholders:
 From net investment income ................          (974,677)       (1,294,610)
 From capital gains ........................           (12,238)             (733)
                                                  ------------     -------------
 Total dividends and distributions to
shareholders ...............................          (986,915)       (1,295,343)
                                                  ------------     -------------

Capital share transactions
 Net proceeds from sale of shares ..........        75,281,768       263,633,884
 Net asset value of shares issued to
shareholders in reinvestment of dividends
and distributions ..........................           960,237         1,264,289
                                                  ------------     -------------
                                                    76,242,005       264,898,173
 Cost of shares redeemed ...................       (73,700,312)     (291,677,945)
                                                  ------------     -------------
 Increase (decrease) in net assets derived
from capital share transaction .............         2,541,693       (26,779,772)
                                                  ------------     -------------
 Total increase (decrease) in net assets ...         2,529,455       (26,768,002)
Net Assets:
 Beginning of period .......................       133,382,319       160,150,321
                                                  ------------     -------------
 End of period .............................      $135,911,774     $ 133,382,319
                                                  ============     =============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

PRINCIPAL PRESERVATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.


                                                                                                  CLASS MCMORGAN
                                                               FOR THE SIX                     YEAR ENDED JUNE 30,
                                                              MONTHS ENDED    -----------------------------------------------------
                                                               12/31/2004*      2004       2003        2002        2001       2000
                                                              ------------    --------   --------    --------    --------   -------
Net asset value, beginning of period ......................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00   $  1.00
                                                                --------      --------   --------    --------    --------   -------
 Income from investment operations:
 Net investment income ....................................         0.01          0.01       0.01        0.02        0.06      0.05
 Net realized and unrealized gain (loss) on investments ...         0.00(a)       0.00(a)    0.00(a)       --          --        --
                                                                --------      --------   --------    --------    --------   -------
    Total from investment operations ......................         0.01          0.01       0.01        0.02        0.06      0.05
                                                                --------      --------   --------    --------    --------   -------
 Less dividends and distributions:
 From net investment income ...............................        (0.01)        (0.01)     (0.01)      (0.02)      (0.06)     0.05)
 From capital gains .......................................        (0.00)(a)     (0.00)(a)  (0.00)(a)      --          --        --
                                                                --------      --------   --------    --------    --------   -------
    Total dividends and distributions .....................        (0.01)        (0.01)     (0.01)      (0.02)      (0.06)    (0.05)
                                                                --------      --------   --------    --------    --------   -------
Net asset value, end of period ............................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00   $  1.00
                                                                ========      ========   ========    ========    ========   =======
Total return ..............................................         0.70%(b)      0.87%      1.30%       2.41%       5.88%     5.48%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................     $135,912      $133,382   $160,150    $141,127    $110,401   $71,038
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor ......         0.48%+        0.46%      0.43%       0.47%       0.49%     0.51%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor ...................         0.30%+        0.30%      0.30%       0.30%       0.30%     0.30%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor ............         1.40%+        0.70%      1.15%       2.16%       5.47%     5.11%
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor .............         1.56%+        0.86%      1.28%       2.33%       5.66%     5.32%

*   Unaudited
(a) Less than one cent per share.
(b) Total return is not annualized.
+   Annualized

See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Unaudited)

FIXED INCOME SECURITIES 97.1%
CORPORATE BONDS 39.8%

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Consumer Discretionary - 6.4%
Cox Communications, Inc.
 4.625%, due 1/15/10 (b) ...........................    $1,600,000   $ 1,596,310
DaimlerChrysler North America
 Holdings, Inc.
 6.50%, due 11/15/13 ...............................     1,125,000     1,220,192
General Motors Corp.
 7.20%, due 1/15/11 ................................     1,155,000     1,184,617
Tele-Communications, Inc.
 9.80%, due 2/1/12 .................................     2,485,000     3,203,148
Time Warner, Inc.
 6.875%, due 5/1/12 ................................     2,075,000     2,363,126
Viacom, Inc.
 7.70%, due 7/30/10 ................................       810,000       947,958
                                                                     -----------
                                                                      10,515,351
                                                                     -----------
Consumer Staples - 1.1%
Kraft Foods, Inc.
 5.625%, due 11/1/11 ...............................       735,000       778,322
Safeway, Inc.
 4.95%, due 8/16/10 ................................     1,035,000     1,053,588
                                                                     -----------
                                                                       1,831,910
                                                                     -----------
Energy - 0.7%
Conoco Funding Co.
 6.35%, due 10/15/11 ...............................     1,105,000     1,233,376
                                                                     -----------
Financials - 21.8%
Aegon N.V.
 4.75%, due 6/1/13 .................................     1,135,000     1,124,816
Bank One Corp.
 5.90%, due 11/15/11 ...............................       970,000     1,043,459
Bank of America Corp.
 5.875%, due 2/15/09 ...............................     1,770,000     1,900,208
Capital One Bank
 5.75%, due 9/15/10 ................................       515,000       546,316
 6.50%, due 6/13/13 ................................     1,665,000     1,819,327
CIT Group, Inc.
 7.75%, due 4/2/12 .................................       525,000       621,445
Citigroup, Inc.
 5.00%, due 9/15/14 (b) ............................     3,699,000     3,716,844
EOP Operating LP
 8.10%, due 8/1/10 .................................     1,460,000     1,710,908
Ford Motor Credit Co.
 5.70%, due 1/15/10 ................................       365,000       368,323
 7.375%, due 10/28/09 ..............................     2,305,000     2,486,330
General Electric Capital Corp.
 6.00%, due 6/15/12 ................................     1,040,000     1,133,638
General Motors Acceptance Corp.
 7.75%, due 1/19/10 ................................       810,000       869,386

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Financials (continued)
Genworth Financial, Inc.
 4.75%, due 6/15/09 ................................    $  630,000   $   644,964
Goldman Sachs Group, Inc. (The)
 6.875%, due 1/15/11 ...............................     1,075,000     1,212,791
HSBC Finance Corp.
 5.875%, due 2/1/09 ................................       945,000     1,009,815
 6.375%, due 10/15/11 ..............................     1,580,000     1,744,946
Jefferies Group, Inc.
 7.75%, due 3/15/12 ................................       740,000       839,634
Lehman Brothers Holdings, Inc.
 6.625%, due 1/18/12 ...............................     1,169,000     1,307,162
MBNA America Bank
 7.125%, due 11/15/12 ..............................       900,000     1,023,753
Merrill Lynch & Co., Inc.
 4.50%, due 11/4/10 ................................       630,000       634,118
 5.00%, due 1/15/15 ................................       785,000       781,924
MetLife, Inc.
 6.125%, due 12/1/11 ...............................     1,155,000     1,255,229
Morgan Stanley
 5.30%, due 3/1/13 .................................     1,480,000     1,523,994
Prudential Financial, Inc.
 4.50%, due 7/15/13 ................................     1,670,000     1,614,075
 4.75%, due 4/1/14 .................................        50,000        48,963
 5.10%, due 9/20/14 ................................        65,000        65,311
Simon Property Group, L.P.
 6.35%, due 8/28/12 ................................       370,000       404,219
SLM Corp.
 4.00%, due 1/15/09 ................................     1,805,000     1,804,126
Verizon Global Funding Corp.
 7.375%, due 9/1/12 ................................       760,000       894,357
Wachovia Bank National Association
 4.80%, due 11/1/14 ................................       995,000       988,761
Westfield Capital Corp.
 4.375%, due 11/15/10 (b) ..........................     1,000,000       989,061
                                                                     -----------
                                                                      36,128,203
                                                                     -----------
Health Care - 0.6%
Wyeth
 6.95%, due 3/15/11 ................................       820,000       923,288
                                                                     -----------
Industrials - 3.5%
Cendant Corp.
 7.375%, due 1/15/13 ...............................     1,860,000     2,151,709
General Electric Co.
 5.00%, due 2/1/13 .................................     1,300,000     1,333,755
International Lease Finance Corp.
 3.50%, due 4/1/09 .................................     1,480,000     1,441,110
 6.375%, due 3/15/09 ...............................       815,000       882,646
                                                                     -----------
                                                                       5,809,220
                                                                     -----------

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -------------------------
CORPORATE BONDS (continued)
Information Technology - 0.7%
First Data Corp.
 3.375%, due 8/1/08 ...............................    $ 1,105,000   $ 1,090,214
                                                                     -----------
Materials - 0.5%
International Paper Co.
 5.85%, due 10/30/12 ..............................        765,000       815,124
                                                                     -----------
Telecommunication Services - 3.8%
British Telecommunications PLC
 8.375%, due 12/15/10 (a) .........................      1,390,000     1,669,194
SBC Communications, Inc.
 4.125%, due 9/15/09 ..............................      1,780,000     1,776,752
Sprint Capital Corp.
 7.625%, due 1/30/11 ..............................        755,000       876,584
 8.375%, due 3/15/12 ..............................        665,000       810,064
Verizon New England, Inc.
 6.50%, due 9/15/11 ...............................        990,000     1,089,046
                                                                     -----------
                                                                       6,221,640
                                                                     -----------
Utilities 0.7%
Southern Power Co. Series B
 6.25%, due 7/15/12 ...............................      1,085,000     1,185,760
                                                                     -----------
Total Corporate Bonds
 (Cost $65,015,433) ...............................                   65,754,086
                                                                     -----------
U.S. GOVERNMENT SECURITIES 44.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 38.1%
Federal Home Loan Bank - 19.7%
 2.08%, due 4/15/05 ...............................     21,150,000    21,125,805
 2.50%, due 3/30/06 ...............................     11,575,000    11,494,681
                                                                     -----------
                                                                      32,620,486
                                                                     -----------
Federal Home Loan Mortgage Corporation - 8.5%
 1.50%, due 8/15/05 ...............................      7,070,000     7,015,533
 2.875%, due 9/15/05 ..............................        160,000       160,052
 3.25%, due 11/2/07 ...............................      4,585,000     4,562,222
 3.30%, due 9/14/07 ...............................      2,300,000     2,293,419
                                                                     -----------
                                                                      14,031,226
                                                                     -----------
Federal National Mortgage Association - 9.9%
 2.375%, due 2/15/07 ..............................     12,765,000    12,528,809
 3.25%, due 2/15/09 ...............................      3,900,000     3,824,165
                                                                     -----------
                                                                      16,352,974
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $63,068,396) ...............................                   63,004,686
                                                                     -----------
U.S. TREASURY OBLIGATIONS 5.9%
United States Treasury Notes - 5.9%
 1.625%, due 4/30/05 ..............................      1,000,000       997,539
 3.00%, due 11/15/07 ..............................      5,245,000     5,212,628
 4.375%, due 8/15/12 ..............................      3,500,000     3,583,534
                                                                     -----------
                                                                       9,793,701
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $9,805,585) ................................                    9,793,701
                                                                     -----------
Total U.S. Government Securities
 (Cost $72,873,981) ...............................                   72,798,387
                                                                     -----------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS 13.3%
Federal Home Loan Mortgage Corporation - 0.2%
 5.50%, due 7/15/11 ...............................    $  328,933   $    333,107
 6.00%, due 8/15/10 ...............................        27,075         28,408
                                                                    ------------
                                                                         361,515
                                                                    ------------
Federal National Mortgage Association - 9.8%
 5.50%, due 1/14/34 TBA (C) .......................     3,000,000      3,045,000
 6.00%, due 1/14/34 TBA (C) .......................     4,050,000      4,186,687
 6.00%, due 4/25/08 ...............................         1,589          1,599
 6.50%, due 9/30/05 ...............................     8,559,676      8,985,732
 9.00%, due 5/25/18 ...............................        12,262         13,252
                                                                    ------------
                                                                      16,232,270
                                                                    ------------
Financials - 3.3%
GS Mortgage Securities Corp. II
 Series 2004-GG2 Class A6
 5.396%, due 8/1/38 ...............................     1,450,000      1,512,367
LB-UBS Commercial Mortgage Trust
 Series 2004-C1 Class A4
 4.568%, due 1/15/31 ..............................     2,375,000      2,339,188
Morgan Stanley Capital I
 Series 2004-T13 Class A4
 4.66%, due 9/13/45 ...............................     1,600,000      1,590,815
                                                                    ------------
                                                                       5,442,370
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $21,759,890) ...............................                   22,036,155
                                                                    ------------
Total Long-Term Bonds
 (Cost $159,649,304) ..............................                  160,588,628
                                                                    ------------
SHORT-TERM INVESTMENT 4.4%
Commercial Paper - 4.4%
Federal National Mortgage Association
 2.19%, due 1/13/05 ...............................     7,240,000      7,234,709
                                                                    ------------
Total Commercial Paper
 (Cost $7,234,709) ................................                    7,234,709
                                                                    ------------
Total Short-Term Investment
 (Cost $7,234,709) ................................                    7,234,709
                                                                    ------------
Total Investments
 (Cost $166,884,013) (d) ..........................         101.5%   167,823,337
Liabilities in Excess of
 Cash and Other Assets ............................          (1.5)   (2,515,285)
                                                       ----------   ------------
Net Assets ........................................         100.0%  $165,308,052
                                                       ==========   ============
(a) ADR - American Depository Receipt
(b) 144A's may be sold to institutional investors only. The total market value of these securities at December 31, 2004 is
    $6,302,215, which represents 3.8% of the Fund's net assets.
(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon
    settlement.
(d) At December 31, 2004, cost is $166,897,435 for federal
    income tax purposes and net unrealized appreciation is as follows:
    Gross unrealized appreciation ..............................   $  1,226,677
    Gross unrealized depreciation ..............................       (300,775)
                                                                   ------------
  Net unrealized appreciation ..................................   $    925,902
                                                                   ============

See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $166,884,013) ..........................................   $167,823,335
 Cash-interest bearing accounts .................................      3,772,150
 Interest receivable ............................................      1,605,889
 Receivable for securities sold .................................        562,288
 Receivable for fund shares sold ................................        487,565
 Other assets ...................................................         19,755
                                                                    ------------
    Total assets ................................................    174,270,982
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................      8,796,757
 Payable for fund shares redeemed ...............................         76,981
 Payable to Advisor, net ........................................         34,642
 Administration fees payable ....................................          7,926
 Accounting fees payable ........................................          5,119
 12b-1 fees payable .............................................            378
 Accrued expenses ...............................................         41,127
                                                                    ------------
    Total liabilities ...........................................      8,962,930
                                                                    ------------
Net Assets ......................................................   $165,308,052
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $164,081,016
 Distributions in excess of net investment income ...............        (24,530)
 Accumulated net realized gain on investments ...................        312,244
 Net unrealized appreciation on investments .....................        939,322
                                                                    ------------
                                                                    $165,308,052
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $163,520,062
 Class Z ........................................................      1,787,990
                                                                    ------------
                                                                    $165,308,052
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     15,738,525
                                                                    ============
 Class Z ........................................................        172,133
                                                                    ============
Net asset value and redemption price per share:
Class McMorgan ..................................................   $      10.39
                                                                    ============
Class Z .........................................................   $      10.39
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Interest .........................................................   $3,072,277
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      300,168
 Administration fees ..............................................       48,742
 Accounting fees ..................................................       30,848
 Transfer agent fees ..............................................       29,253
 Legal fees .......................................................       22,605
 Registration expenses ............................................       15,196
 Trustees fees ....................................................       14,610
 Insurance fees ...................................................       13,490
 Custodian fees ...................................................        8,676
 Auditing fees ....................................................        7,310
 Report to shareholder expense ....................................        6,920
 12B-1 distribution fees (Class Z) ................................        2,370
 Miscellaneous expenses ...........................................        6,702
                                                                      ----------
    Total expenses ................................................      506,890
Expenses reimbursed (Note F) ......................................      (75,722)
                                                                      ----------
    Net expenses ..................................................      431,168
                                                                      ----------
Net investment income .............................................    2,641,109
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments .................................      523,451
 Net change in unrealized appreciation
   on investments .................................................    2,972,323
                                                                      ----------
 Net realized and unrealized gain on investments ..................    3,495,774
                                                                      ----------
Increase in net assets from operations ............................   $6,136,883
                                                                      ==========



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

INTERMEDIATE FIXED INCOME FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2004

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2004        6/30/2004
                                                 ----------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  2,641,109     $  6,369,975
 Net realized gain on investments ...........           523,451          218,140
 Net change in unrealized appreciation/
(depreciation) on investments ...............         2,972,323       (7,327,243)
                                                   ------------     ------------
 Increase (decrease) in net assets ..........         6,136,883         (739,128)
                                                   ------------     ------------
 Dividends and distributions to
shareholders:
 From net investment income:
   Class McMorgan shares.....................        (2,865,519)      (6,313,396)
   Class Z shares............................           (29,244)         (63,738)
 From capital gains:
   Class McMorgan shares.....................          (274,313)      (5,165,187)
   Class Z shares............................            (2,877)         (50,812)
                                                   ------------     ------------
 Total dividends and distributions to
shareholders ................................        (3,171,953)     (11,593,133)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        14,857,331       58,009,645
   Class Z shares............................           718,254        1,288,496
 Net asset value of shares issued to
shareholders in reinvestment of dividends
and distributions:
   Class McMorgan shares.....................         3,068,400       11,214,380
   Class Z shares............................            32,119          114,544
                                                   ------------     ------------
                                                     18,676,104       70,627,065
 Cost of shares redeemed:
   Class McMorgan shares.....................       (29,671,872)     (76,406,180)
   Class Z shares............................          (682,386)      (3,232,083)
                                                   ------------     ------------
 Decrease in net assets derived from capital
share transactions ..........................       (11,678,154)      (9,011,198)
                                                   ------------     ------------
 Total decrease in net assets ...............        (8,713,224)     (21,343,459)
Net Assets:
 Beginning of period ........................       174,021,276      195,364,735
                                                   ------------     ------------
 End of period (including undistributed
(distributions in excess) net investment
income of ($24,530)
   and $229,124 respectively)................      $165,308,052     $174,021,276
                                                   ============     ============

See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                           CLASS MCMORGAN
                                                         YEAR ENDED JUNE 30,
                                                 -------------------------------------------------------
                                     FOR THE SIX
                                    MONTHS ENDED
                                    12/31/2004++   2004       2003       2002        2001         2000
                                    ------------ --------   --------   --------    --------     --------
Net asset value, beginning
 of period ........................  $  10.22    $  10.93   $  10.46   $  10.50    $   9.99     $  10.26
                                     --------    --------   --------   --------    --------     --------
 Income from investment
  operations:
Net investment income .............      0.18        0.36       0.49       0.56        0.60         0.58

 Net realized and unrealized
  gain (loss) on investments ......      0.19       (0.43)      0.51       0.06        0.51        (0.23)
                                     --------    --------   --------   --------    --------     --------
    Total from  investment
     operations ...................      0.37       (0.07)      1.00       0.62        1.11         0.35
                                     --------    --------   --------   --------    --------     --------
 Less dividends and distributions:
 From net investment income .......     (0.18)      (0.36)     (0.50)     (0.57)      (0.60)       (0.59)
 From capital gains ...............     (0.02)      (0.28)     (0.03)     (0.09)         --        (0.03)
                                     --------    --------   --------   --------    --------     --------
    Total dividends and
     distributions ................      0.20       (0.64)     (0.53)     (0.66)      (0.60)       (0.62)
                                     --------    --------   --------   --------    --------     --------

Net asset value, end of period ....  $  10.39    $  10.22   $  10.93   $  10.46    $  10.50     $   9.99
                                     ========    ========   ========   ========    ========     ========
Total return ......................      3.59%(a)   (0.64)      9.79%      5.98%      11.37%        3.51%
Ratios/Supplemental Data
 Net assets, end of period
  (in 000's) ......................  $163,520    $172,331   $191,682   $164,068    $207,924     $170,822

 Ratio of expenses to average net
  assets before reimbursement
  and recovery of expenses by
  Advisor .........................      0.59%+      0.57%      0.57%      0.53%       0.50%        0.52%

 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor .............      0.50%+      0.50%      0.50%      0.50%       0.50%        0.50%

 Ratio of net investment income to
  average net assets before
  reimbursement of expenses by
  Advisor .........................      2.99%+      3.32%      4.55%      5.19%        5.79%       5.79%

 Ratio of net investment income to
  average net assets after
  reimbursement of expenses by
  Advisor .........................      3.08%+      3.39%      4.62%      5.22%       5.79%        5.81%
Portfolio turnover ................       126%     225.59%    204.18%     76.07%      56.64%       25.34%
                                                           CLASS Z*
                                                      YEAR ENDED JUNE 30,
                                                  ----------------------------
                                     FOR THE SIX
                                     MONTHS ENDED
                                     12/31/2004++  2004      2003        2002
                                     ------------ -------   -------    -------
Net asset value, beginning
 of period ........................  $ 10.21      $ 10.92   $ 10.45    $ 10.65
                                     -------      -------   -------    -------
 Income from investment
  operations:
Net investment income .............     0.16         0.35      0.47       0.44

 Net realized and unrealized
  gain (loss) on investments ......     0.20        (0.45)     0.50      (0.10)
                                     -------      -------   -------    -------
    Total from  investment
     operations ...................     0.36        (0.10)     0.97       0.34
                                     -------      -------   -------    -------
 Less dividends and distributions:
 From net investment income .......    (0.16)       (0.33)    (0.47)     (0.45)
 From capital gains ...............    (0.02)       (0.28)    (0.03)     (0.09)
                                     -------      -------   -------    -------
    Total dividends and
     distributions ................    (0.18)       (0.61)    (0.50)     (0.54)
                                     -------      -------   -------    -------

Net asset value, end of period ....  $ 10.39      $ 10.21   $ 10.92    $ 10.45
                                     =======      =======   =======    =======
Total return ......................     3.56%(a)    (0.91)     9.53%      3.25%(a)
Ratios/Supplemental Data
 Net assets, end of period
  (in 000's) ......................  $ 1,788      $ 1,690   $ 3,682    $ 1,987

 Ratio of expenses to average net
  assets before reimbursement
  and recovery of expenses by
  Advisor .........................     0.84%+       0.82%     0.82%      0.78%

 Ratio of expenses to average net
  assets after reimbursement of
  expenses by Advisor .............     0.75%+       0.75%     0.75%      0.75%

 Ratio of net investment income to
  average net assets before
  reimbursement of expenses by
  Advisor .........................     2.74%+       3.07%     4.30%      4.94%

 Ratio of net investment income to
  average net assets after
  reimbursement of expenses by
  Advisor .........................     2.83%+       3.14%     4.37%      4.97%
Portfolio turnover ................      126%      225.59%   204.18%     76.07%

----------------
*     Class Z commenced operations on September 4, 2001.
(a)   Total return is not annualized.
+     Annualized.
++    Unaudited.

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Unaudited)

FIXED INCOME SECURITIES 98.1%
CORPORATE BONDS 42.2%

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Consumer Discretionary - 6.2%
Time Warner, Inc.
 6.875%, due 5/1/12 .................................    $  135,000   $  153,746
AT&T Broadband Corp.
 8.375%, due 3/15/13 ................................       105,000      129,475
Cox Communications, Inc.
 5.45%, due 12/15/14 (c) ............................       545,000      544,979
DaimlerChrysler North America
 Holdings, Inc.
 6.50%, due 11/15/13 ................................       495,000      536,884
General Motors Corp.
 7.20%, due 1/15/11 .................................       595,000      610,257
TCI Communications, Inc.
 8.75%, due 8/1/15 ..................................       135,000      172,187
Tele-Communications, Inc.
 9.80%, due 2/1/12 ..................................       630,000      812,066
Time Warner, Inc.
 9.125%, due 1/15/13 ................................       585,000      752,040
Viacom, Inc.
 7.70%, due 7/30/10 .................................       325,000      380,354
                                                                      ----------
                                                                       4,091,988
                                                                      ----------
Consumer Staples - 1.0%
Kraft Foods, Inc.
 6.25%, due 6/1/12 ..................................       230,000      252,486
Safeway, Inc.
 4.95%, due 8/16/10 .................................       245,000      249,400
 5.80%, due 8/15/12 .................................       145,000      153,069
                                                                      ----------
                                                                         654,955
                                                                      ----------
Energy - 1.0%
Conoco Funding Co.
 6.35%, due 10/15/11 ................................       615,000      686,449
                                                                      ----------
Financials - 25.2%
Aegon N.V.
 4.75%, due 6/1/13 ..................................       545,000      540,110
Bank of America Corp.
 6.25%, due 4/15/12 .................................       555,000      612,944
Capital One Bank
 5.75%, due 9/15/10 .................................       130,000      137,905
 6.50%, due 6/13/13 .................................       775,000      846,834
CIT Group, Inc.
 5.00%, due 2/13/14 .................................       390,000      389,360
 7.75%, due 4/2/12 ..................................        50,000       59,185
Citigroup, Inc.
 5.00%, due 9/15/14 (c) .............................     1,625,000    1,632,839

                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                            --------------------
Financials (continued)
EOP Operating LP
 4.75%, due 3/15/14 ....................................    $405,000    $391,784
 7.00%, due 7/15/11 ....................................     280,000     315,768
Ford Motor Credit Co.
 5.70%, due 1/15/10 ....................................     150,000     151,365
 6.375%, due 11/5/08 ...................................     200,000     209,926
 7.375%, due 10/28/09 ..................................     860,000     927,654
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 ....................................     120,000     135,703
General Electric Capital Corp.
 5.875%, due 2/15/12 ...................................     490,000     530,188
 6.75%, due 12/1/14 ....................................     205,000     205,280
 7.75%, due 1/19/10 ....................................     170,000     182,464
Genworth Financial, Inc.
 5.75%, due 6/15/14 ....................................     515,000     544,818
Goldman Sachs Group, Inc. (The)
 4.75%, due 7/15/13 ....................................     280,000     277,070
 5.15%, due 1/15/14 ....................................     550,000     557,376
HSBC Finance Corp.
 4.75%, due 7/15/13 ....................................     145,000     143,876
 6.75%, due 5/15/11 ....................................     290,000     325,444
 7.00%, due 5/15/12 ....................................     525,000     599,538
Jefferies Group, Inc.
 5.50%, due 3/15/16 ....................................     230,000     228,652
 7.75%, due 3/15/12 ....................................     100,000     113,464
JPMorgan Chase & Co.
 5.125%, due 9/15/14 ...................................     340,000     342,230
 5.75%, due 1/2/2013 ...................................     225,000     238,426
Lehman Brothers Holdings, Inc. Series G
 4.80%, due 3/13/14 ....................................     440,000     434,000
MBNA America Bank
 7.125%, due 11/15/12 ..................................     340,000     386,751
MBNA Corp.
 7.50%, due 3/15/12 ....................................     200,000     231,060
Merrill Lynch & Co., Inc.
 5.00%, due 1/15/15 ....................................     500,000     498,041
MetLife, Inc.
 5.50%, due 6/15/14 ....................................     275,000     285,334
Morgan Stanley
 4.75%, due 4/1/14 .....................................     740,000     721,062
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ....................................     160,000     171,013
 7.25%, due 3/1/12 .....................................     195,000     225,070



See accompanying notes to financial statements.

FIXED INCOME FUND


                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         -----------------------
Financials (continued)
Prudential Financial, Inc.
 4.50%, due 7/15/13 .................................    $460,000    $   444,596
 4.75%, due 4/1/14 ..................................     105,000        102,823
 5.10%, due 9/20/14 .................................     125,000        125,599
Simon Property Group, L.P.
 6.35%, due 8/28/12 .................................     230,000        251,272
SLM Corp.
 4.00%, due 1/15/09 .................................      45,000         44,978
 5.05%, due 11/14/14 ................................     800,000        804,374
Verizon Global Funding Corp.
 7.375%, due 9/1/12 .................................     340,000        400,107
Wachovia Bank National Association
 4.80%, due 11/1/14 .................................     390,000        387,555
Westfield Capital Corp.
 5.125%, due 11/15/14 (c) ...........................     390,000        388,126
                                                                     -----------
                                                                      16,541,964
                                                                     -----------
Health Care - 0.4%
Wyeth
 6.95%, due 3/15/11 .................................     265,000        298,379
                                                                     -----------
Industrials - 2.9%
Cendant Corp.
 7.375%, due 1/15/13 ................................     730,000        844,488
General Electric Co.
 5.00%, due 2/1/13 ..................................     200,000        205,193
International Lease Finance Corp.
 3.50%, due 4/1/09 ..................................      45,000         43,818
 5.875%, due 5/1/13 .................................     745,000        790,265
                                                                     -----------
                                                                       1,883,764
                                                                     -----------
Information Technology - 0.4%
First Data Corp.
 5.625%, due 11/1/11 ................................     245,000        263,269
                                                                     -----------
Materials - 0.5%
International Paper Co.
 5.85%, due 10/30/12 ................................     300,000        319,657
                                                                     -----------
Telecommunication Services - 3.8%
British Telecommunications PLC
 8.375%, due 12/15/10 (a) ...........................     695,000        834,597
SBC Communications, Inc.
 5.10%, due 9/15/14 .................................     480,000        484,461
Sprint Capital Corp.
 7.625%, due 1/30/11 ................................     380,000        441,195
 8.375%, due 3/15/12 ................................     320,000        389,805
Verizon New York, Inc.
 6.875%, due 4/1/12 .................................     300,000        336,743
                                                                     -----------
                                                                       2,486,801
                                                                     -----------


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Utilities - 0.8%
Southern Power Co. Series B
 6.25%, due 7/15/12 ................................    $  480,000   $   524,576
                                                                     -----------
Total Corporate Bonds
 (Cost $27,323,027) ................................                  27,751,802
                                                                     -----------

U.S. GOVERNMENT SECURITIES 43.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 22.9%
Federal Home Loan Bank - 18.7%
 2.08%, due 4/15/05 ................................     8,225,000     8,215,591
 2.50%, due 3/30/06 ................................     4,080,000     4,051,689
                                                                     -----------
                                                                      12,267,280
                                                                     -----------
Federal Home Loan Mortgage Corporation - 4.2%
 3.25%, due 11/2/07 ................................     1,850,000     1,840,809
 3.30%, due 9/14/07 ................................       930,000       927,339
                                                                     -----------
                                                                       2,768,148
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $15,040,974) ................................                  15,035,428
                                                                     -----------

U.S. TREASURY OBLIGATIONS 20.1%
United States Treasury Bonds - 11.7%
 5.25%, due 2/15/29 ................................     3,490,000     3,660,954
 7.50%, due 11/15/16 ...............................     3,160,000     4,038,259
                                                                     -----------
                                                                       7,699,213
                                                                     -----------
United States Treasury Notes - 6.5%
United States Treasury Note
 1.625%, due 4/30/05 ...............................     4,295,000     4,284,430
                                                                     -----------
United States Treasury Strip - 1.9%
 Zero coupon, due 8/15/2017 (b) ....................     2,220,000     1,226,286
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $13,180,843) ................................                  13,209,929
                                                                     -----------
Total U.S. Government Securities
 (Cost $28,221,817) ................................                  28,245,357
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS 12.9%
Federal Home Loan Mortgage Corporation - 0.5%
 5.50%, due 7/15/11 ................................        99,076       100,334
 6.00%, due 4/15/08 ................................       204,755       208,784
 6.25%, due 11/15/22 ...............................        48,930        49,094
 7.00%, due 10/15/22 ...............................         1,822         1,821
                                                                     -----------
                                                                         360,033
                                                                     -----------
Federal National Mortgage Association - 9.1%
 5.50%, due 1/14/34 ................................     1,000,000     1,015,000
 6.00%, due 1/14/34 ................................     3,275,000     3,385,531
 6.50%, due 9/30/05 ................................     1,461,729     1,534,487
                                                                     -----------
                                                                       5,935,018
                                                                     -----------


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -------------------------
Financials - 3.3%
GS Mortgage Securities Corp. II
 Series 2004-GG2 Class A6
 5.396%, due 8/1/38 ...............................    $  600,000   $    625,807
LB-UBS Commercial Mortgage Trust
 Series 2004-c1 Class A4
 4.57%, due 1/15/31 ...............................       900,000        886,429
Morgan Stanley Capital I
 Series 2004-T13 Class A4
 4.66%, due 9/13/45 ...............................       675,000        671,125
                                                                    ------------
                                                                       2,183,361
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $8,424,641) ................................                    8,478,412
                                                                    ------------
Total Long-Term Bonds
 (Cost $63,969,485) ...............................                   64,475,571
                                                                    ------------
SHORT-TERM INVESTMENTS - 6.7%
Commercial Paper - 6.7%
Federal National Mortgage Association
 2.19% due 1/13/05 ................................     4,440,000      4,436,755
                                                                    ------------
Total Commercial Paper
 (Cost $4,436,755) ................................                    4,436,755
                                                                    ------------
Total Short Term Investments
 (Cost $4,436,755) ................................                    4,436,755
                                                                    ------------
Total Investments
 (Cost $68,406,240) (d) ...........................         104.8%    68,912,326
Liabilities in Excess of
 Cash and Other Assets ............................          (4.8)   (3,167,616)
                                                       ----------   ------------
Net Assets ........................................         100.0%  $ 65,744,710
                                                       ==========   ============

(a) ADR - American Depository Receipt.
(b) Zero Coupon Bond.
(c) 144A's may be sold to institutional investors only.
    The total market value of these securities at
    December 31, 2004 is $2,565,944, which
    represents 3.9% of the Fund's net assets.
(d) At December 31, 2004, cost is $68,485,456 for
    federal income tax purposes and net unrealized
    appreciation is as follows:
    Gross unrealized appreciation ...............................   $ 531,545
    Gross unrealized depreciation ...............................    (104,675)
                                                                    ---------
    Net unrealized appreciation .................................   $ 426,870
                                                                    =========


See accompanying notes to financial statements.

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $68,406,240) ............................................   $68,912,325
 Cash-interest bearing accounts ..................................       588,301
 Receivable for securities sold ..................................     4,657,663
 Dividends and interest receivable ...............................       665,163
 Receivable for fund shares sold .................................        98,365
 Other assets ....................................................        29,928
                                                                     -----------
    Total assets .................................................    74,951,745
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................     9,062,060
 Fund shares redeemed ............................................        93,449
 12b-1 fees payable ..............................................         5,920
 Accounting fees payable .........................................         3,901
 Administration fees payable .....................................         3,845
 Accrued expenses ................................................        37,860
                                                                     -----------
    Total liabilities ............................................     9,207,035
                                                                     -----------
Net Assets .......................................................   $65,744,710
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $65,168,470
 Accumulated undistributed net investment
   income ........................................................        28,972
 Accumulated net realized gain on investments ....................        41,183
 Net unrealized appreciation on investments ......................       506,085
                                                                     -----------
                                                                     $65,744,710
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $37,908,415
 Class Z .........................................................    27,834,060
 Class R1 ........................................................         1,119
 Class R2 ........................................................         1,116
                                                                     -----------
                                                                     $65,744,710
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     3,408,702
                                                                     ===========
 Class Z .........................................................     2,502,549
                                                                     ===========
 Class R1 ........................................................           101
                                                                     ===========
 Class R2 ........................................................           100
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     11.12
                                                                     ===========
 Class Z .........................................................   $     11.12
                                                                     ===========
 Class R1 ........................................................   $     11.12
                                                                     ===========
 Class R2 ........................................................   $     11.12
                                                                     ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Interest .........................................................   $1,261,770
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      116,881
 12B-1 distribution fees (Class Z) ................................       34,266
 Transfer agent fees ..............................................       26,577
 Accounting fees ..................................................       23,045
 Administration fees ..............................................       22,674
 Registration expenses ............................................       19,203
 Legal fees .......................................................        8,587
 Auditing fees ....................................................        6,806
 Trustees fees ....................................................        6,344
 Report to shareholder expense ....................................        5,744
 Insurance fees ...................................................        5,006
 Custodian fees ...................................................        4,886
 Miscellaneous expenses ...........................................        7,057
                                                                      ----------
   Total expenses .................................................      287,076
 Expenses reimbursed (Note F) .....................................      (85,643)
                                                                      ----------
   Net Expenses ...................................................      201,433
                                                                      ----------
Net investment income .............................................    1,060,337
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments .................................      694,335
 Net change in unrealized appreciation on
   investments ....................................................    1,381,070
                                                                      ----------
 Net realized and unrealized gain on investments ..................    2,075,405
                                                                      ----------
Increase in net assets from operations ............................   $3,135,742
                                                                      ==========


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2004

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2004        6/30/2004
                                                 ----------------   ------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $ 1,060,337      $  2,398,690
 Net realized gain (loss) on investments ....          694,335           (88,230)
 Net change in unrealized appreciation/
 (depreciation) on investments ..............        1,381,070        (3,052,503)
                                                   -----------      ------------
 Increase (decrease) in net assets ..........        3,135,742          (742,043)
                                                   -----------      ------------
Dividends and distributions to shareholders:
 From net investment income
   Class McMorgan shares.....................         (679,473)       (1,568,918)
   Class Z shares............................         (444,548)         (815,782)
   Class R1..................................              (19)              (18)
   Class R2..................................              (17)              (16)
 From capital gains:
   Class McMorgan shares.....................         (324,543)         (755,991)
   Class Z shares............................         (239,557)         (490,481)
   Class R1..................................              (10)               --
   Class R2..................................               (9)               --
                                                   -----------      ------------
 Total dividends and distributions to
 shareholders ...............................       (1,688,176)       (3,631,206)
                                                   -----------      ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        2,934,888         9,586,585
   Class Z shares............................        4,225,584        16,760,049
   Class R1..................................               --             1,075
   Class R2..................................               --             1,075
 Net asset value of shares issued to
 shareholders in reinvestment of dividends
 and distributions:
   Class McMorgan shares.....................          999,156         2,297,299
   Class Z shares............................          684,067         1,306,103
   Class R1..................................               29                17
   Class R2..................................               26                16
                                                   -----------      ------------
                                                     8,843,750        29,952,219
 Cost of shares redeemed:
   Class McMorgan shares.....................       (5,395,768)      (10,195,782)
   Class Z shares............................       (3,327,068)       (6,606,507)
   Class R1..................................               --                --
   Class R2..................................               --                --
                                                   -----------      ------------
 Increase in net assets derived from capital
 share transactions .........................          120,914        13,149,930
                                                   -----------      ------------
 Total increase in net assets ...............        1,568,480         8,776,681
Net Assets:
 Beginning of period ........................       64,176,230        55,399,549
                                                   -----------      ------------
 End of period (including undistributed net
 investment income of $28,972 and $91,890
 respectively) ..............................      $65,744,710      $ 64,176,230
                                                   ===========      ============


See accompanying notes to financial statements.

FIXED INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                                    CLASS MCMORGAN
                                                                                                 YEAR ENDED JUNE 30,
                                                                                  -------------------------------------------------
                                                                   FOR THE SIX
                                                                  MONTHS ENDED
                                                                  12/31/2004++     2004       2003       2002      2001       2000
                                                                  ------------    -------   -------    -------    -------   -------
Net asset value, beginning of period ..........................      $ 10.88      $ 11.71   $ 10.86    $ 10.74    $ 10.23   $ 10.52
                                                                     -------      -------   -------    -------    -------   -------
 Income from investment operations:
 Net investment income ........................................         0.18         0.46      0.53       0.60       0.62      0.63
 Net realized and unrealized gain (loss) on investments .......         0.36        (0.61)     0.86       0.12       0.52     (0.27)
                                                                     -------      -------   -------    -------    -------   -------
   Total from investment operations............................         0.54        (0.15)     1.39       0.72       1.14      0.36
                                                                     -------      -------   -------    -------    -------   -------
 Less dividends and distributions:
 From net investment income ...................................        (0.20)       (0.46)    (0.54)     (0.60)     (0.63)    (0.63)
 From capital gains ...........................................        (0.10)       (0.22)       --         --         --     (0.02)
                                                                     -------      -------   -------    -------    -------   -------
   Total dividends and distributions...........................        (0.30)       (0.68)    (0.54)     (0.60)     (0.63)    (0.65)
                                                                     -------      -------   -------    -------    -------   -------
Net asset value, end of period ................................      $ 11.12      $ 10.88   $ 11.71    $ 10.86    $ 10.74   $ 10.23
                                                                     =======      =======   =======    =======    =======   =======
Total return ..................................................         4.91%(a)    (1.29)%   13.06%      6.81%     11.38%     3.52%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .........................      $37,908      $38,484   $39,753    $29,292    $28,554   $22,045
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor...........         0.76%+       0.77%     0.83%      0.89%      0.82%     0.76%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor........................         0.50%+       0.50%     0.50%      0.50%(b)   0.50%     0.50%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor.................         3.02%+       3.82%     4.41%      4.87%      5.53%     5.71%
 Ratio of net investment income to average net assets after
   reimbursement of expenses by Advisor........................         3.28%+       4.09%     4.74%      5.27%      5.85%     5.97%
 Porfolio turnover ............................................          165%      231.21%   142.48%     94.80%     58.66%    27.59%

---------------
**   Class Z commenced operations on February 1, 2001.
*    Class R1 and R2 commenced operations on January 2, 2004.
(a)  Total Return in not annualized.
(b)  Restated from 0.49% to 0.50%.
(c)  Restated from 0.74% to 0.75%.
+    Annualized.
++   Unaudited.


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

                                                  CLASS Z**                               CLASS R1*                    CLASS R2*
                                             YEAR ENDED JUNE 30,                          YEAR ENDED                   YEAR ENDED
                                     ------------------------------------                 ----------                   ----------
                      FOR THE SIX                                            FOR THE SIX                  FOR THE SIX
                     MONTHS ENDED                                           MONTHS ENDED                 MONTHS ENDED
                     12/31/2004++     2004       2003      2002      2001   12/31/2004++       2004      12/31/2004++     2004
                     ------------    -------   -------    ------   ------    -----------     -------     ------------   -------
Net asset value,
  beginning of
  period .............  $ 10.88      $ 11.71   $ 10.86    $10.74   $10.87      $10.88        $ 11.11        $10.88      $ 11.11
                        -------      -------   -------    ------   ------      ------        -------        ------      -------
 Income from
  investment
  operations:
 Net investment
  income..............     0.17         0.42      0.52      0.55     0.24        0.18           0.20          0.16         0.18
 Net realized and
  unrealized gain
  (loss) on
  investments.........     0.35        (0.60)     0.84      0.14    (0.13)       0.35          (0.24)         0.36        (0.24)
                        -------      -------   -------    ------   ------      ------        -------        ------      -------
   Total from
    investment
    operations........     0.52        (0.18)     1.36      0.69     0.11        0.53          (0.04)         0.52        (0.06)
                        -------      -------   -------    ------   ------      ------        -------        ------      -------
 Less dividends and
  distributions:
 From net investment
  income........... ...    (0.18)       (0.43)    (0.51)    (0.57)   (0.24)      (0.19)         (0.19)        (0.18)       (0.17)
 From capital
  gains...............    (0.10)       (0.22)       --        --       --       (0.10)            --         (0.10)          --
                        -------      -------   -------    ------   ------      ------        -------        ------      -------
   Total
    dividends and
    distributions.....    (0.28)       (0.65)    (0.51)    (0.57)   (0.24)      (0.29)         (0.19)        (0.28)       (0.17)
                        -------      -------   -------    ------   ------      ------        -------        ------      -------
Net asset value,
  end of period         $ 11.12      $ 10.88   $ 11.71    $10.86   $10.74      $11.12        $ 10.88        $11.12      $ 10.88
                        =======      =======   =======    ======   ======      ======        =======        ======      =======
Total return .........     4.78%(a)    (1.53)%   12.80%     6.55%    1.03%(a)    4.86%(a)      (0.42)%(a)     4.73%(a)    (0.58)%(a)
Ratios/ Supplemental Data
 Net assets, end
  of period (in
  000's)..............  $27,834      $25,690   $15,646    $3,114   $1,699      $    1        $     1        $    1      $     1
 Ratio of
  expenses to
  average net
  assets before
  reimbursement
  and recovery of
  expenses by
  Advisor.............     1.01%+       1.02%     1.08%     1.14%    1.07%+      0.86%+         0.87%+        1.11%+       1.12%+
 Ratio of
  expenses to
  average net
  assets after
  reimbursement of
  expenses by
  Advisor.............     0.75%+       0.75%     0.75%     0.75%  (c0.75%+      0.60%+         0.60%+        0.85%+       0.85%+
 Ratio of net
  investment
  income to
  average net
  assets before
  reimbursement of
  expenses
  by Advisor..........     2.77%+       3.57%     4.16%     4.62%    5.28%+      2.92%+         3.72%+        2.67%+       3.47%+
 Ratio of net
  investment
  income to
  average net
  assets after
  reimbursement of
  expenses by
  Advisor.............     3.03%+       3.84%     4.49%     5.02%    5.60%+      3.18%+         3.99%+        2.93%+       3.74%+
 Porfolio
  turnover............      165%      231.21%   142.48%    94.80%   58.66%        165%        231.21%          165%      231.21%

See accompanying notes to financial statements.

HIGH YIELD FUND

Portfolio of Investments
DECEMBER 31, 2004 (Unaudited)

LONG-TERM BONDS 93.3%
CORPORATE BONDS 70.1%

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Aerospace & Defense - 0.5%
BE Aerospace, Inc.
 Series B
 8.875%, due 5/1/11 ..................................    $400,000    $  418,000
                                                                      ----------
Airlines - 0.4%
American Airlines, Inc.
 7.25%, due 2/5/09 ...................................     350,000       341,250
                                                                      ----------
Auto Components - 1.2%
Cooper Standard
 8.375%, due 12/15/14 (c) ............................     495,000       493,762
Rexnord Corp.
 10.125%, due 12/15/12 ...............................     400,000       452,000
                                                                      ----------
                                                                         945,762
                                                                      ----------
Beverages - 0.3%
Le-Natures, Inc.
 9.00%, due 6/15/13 (c) ..............................     210,000       232,050
                                                                      ----------
Building Materials & Components - 0.5%
Goodman Global Holding Co., Inc.
 5.76%, due 6/15/12 (c) ..............................     390,000       395,850
                                                                      ----------
Building Products - 2.6%
Building Materials Corp. of America
 Series B
 8.00%, due 10/15/07 .................................     200,000       207,000
Da-Lite Screen Co., Inc.
 9.50%, due 5/15/11 ..................................     240,000       264,000
ERICO International Corp.
 8.875%, due 3/1/12 ..................................     250,000       262,500
KI Holdings, Inc.
 (zero coupon) due 11/15/14 (c) ......................     375,000       240,000
MMI Products, Inc.
 Series B
 11.25%, due 4/15/07 .................................     200,000       203,000
Ply Gem Industries, Inc.
 9.00%, due 2/15/12 ..................................     350,000       355,250
THL Buildco, Inc.
 8.50%, due 9/1/14 (c) ...............................     440,000       459,800
                                                                      ----------
                                                                       1,991,550
                                                                      ----------
Capital Markets - 0.6%
Refco Finance Holdings LLC
 9.00%, due 8/1/12 (c) ...............................     375,000       410,625
                                                                      ----------

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Chemicals - 2.4%
HMP Equity Holdings Corp.
 (zero coupon), due 5/15/08 (e) ......................    $    300    $  198,375
Huntsman International LLC
 9.875%, due 3/1/09 ..................................     225,000       246,938
 10.125%, due 7/1/09 .................................     275,000       289,437
Innophos, Inc.
 8.875%, due 8/15/14 (c) .............................     225,000       243,000
Millennium America, Inc.
 9.25%, due 6/15/08 ..................................      11,628        13,226
Rockwood Specialties Group, Inc.
 10.625%, due 5/15/11 ................................     300,000       345,000
United Industries Corp.
 Series D
 9.875%, due 4/1/09 ..................................     300,000       313,875
Westlake Chemical Corp.
 8.75%, due 7/15/11 ..................................     194,000       219,220
                                                                      ----------
                                                                       1,869,071
                                                                      ----------
Commercial Banks - 0.6%
UGS Corp.
 10.00%, due 6/1/12 (c) ..............................     415,000       472,062
                                                                      ----------
Commercial Services & Supplies - 3.3%
Aearo Co. I
 8.25%, due 4/15/12 ..................................     360,000       370,800
Allied Waste North America, Inc.
 Series B
 7.375%, due 4/15/14 .................................     305,000       292,038
 7.875%, due 4/15/13 .................................     280,000       287,000
American Color Graphics, Inc.
 10.00%, due 6/15/10 .................................     150,000       126,562
General Binding Corp.
 9.375%, due 6/1/08 ..................................     275,000       275,000
Geo Groups, Inc. (The)
 8.25%, due 7/15/13 ..................................     165,000       176,550
IMCO Recycling Escrow, Inc.
 9.00%, due 11/15/14 (c) .............................     225,000       234,000
Mobile Mini, Inc.
 9.50%, due 7/1/13 ...................................     350,000       407,750
NSP Holdings LLC
 11.75%, due 1/1/12 (c)(i)(j) ........................     130,000       131,300
Synagro Technologies, Inc.
 9.50%, due 4/1/09 ...................................     275,000       299,750
                                                                      ----------
                                                                       2,600,750
                                                                      ----------
Construction Materials - 0.4%
U.S. Concrete, Inc.
 8.375%, due 4/1/14 ..................................     310,000       334,025
                                                                      ----------

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

HIGH YIELD FUND

CORPORATE BONDS  (continued)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Containers & Packaging - 1.8%
Berry Plastics Corp.
 10.75%, due 7/15/12 .................................    $250,000    $  286,250
Graham Packaging Co., Inc.
 8.50%, due 10/15/12 (c) .............................      90,000        94,500
 9.875%, due 10/15/14 ................................     130,000       138,775
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11 ..................................     450,000       487,125
Port Townsend Paper Corp.
 11.00%, due 4/15/11 (c)(f) ..........................         195       207,675
Portola Packaging, Inc.
 8.25%, due 2/1/12 ...................................     100,000        79,000
Tekni-Plex, Inc.
 8.75%, due 11/15/13 (c) .............................     150,000       149,250
                                                                      ----------
                                                                       1,442,575
                                                                      ----------
Diversified Financial Services - 3.0%
Affinia Group, Inc.
 9.00%, due 11/30/14 (c) .............................      90,000        93,825
Altra Industrial Motion
 9.00%, due 12/1/11 (c) ..............................      90,000        91,350
Cellu Tissue Holdings, Inc.
 9.75%, due 3/15/10 ..................................     230,000       238,625
Couche-Tard Finance Corp.
 7.50%, due 12/15/13 .................................     300,000       321,750
Global Cash Finance Corp.
 8.75%, due 3/15/12 ..................................     255,000       274,762
Huntsman Advanced Materials LLC
 11.00%, due 7/15/10 (c) .............................     300,000       357,000
KRATON Polymers LLC
 8.125%, due 1/15/14 (c) .............................     200,000       208,500
Nalco Finance Holdings, Inc.
 (zero coupon), due 2/1/14 ...........................     208,000       153,920
Rainbow National Services LLC
 8.75%, due 9/1/12 (c) ...............................     130,000       142,675
 10.375%, due 9/1/14 .................................     110,000       124,025
Standard Aero Holdings, Inc.
 8.25%, due 9/1/14 (c) ...............................     260,000       280,800
                                                                      ----------
                                                                       2,287,232
                                                                      ----------
Diversified Telecommunication Services - 3.6%
GCI, Inc.
 7.25%, due 2/15/14 ..................................     310,000       310,000
Level 3 Financing, Inc.
 10.75%, due 10/15/11 (c) ............................     200,000       181,000
PanAmSat Holding Corp.
 (zero coupon), due 11/1/14 (c) ......................     110,000        75,625
Primus Telecommunications Group, Inc.
 8.00%, due 1/15/14 ..................................     200,000       176,000
Qwest Capital Funding, Inc.
 6.875%, due 7/15/28 .................................     925,000       753,875
Qwest Services Corp.
 14.50%, due 12/15/14 (c) ............................     460,000       581,900

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Diversified Telecommunication Services (continued)
Time Warner Telecommunication Holdings, Inc.
 9.25%, due 2/15/14 ..................................    $290,000    $  295,800
TSI Telecommunication Services, Inc.
 Series B
 12.75%, due 2/1/09 ..................................     400,000       456,000
                                                                      ----------
                                                                       2,830,200
                                                                      ----------
Electric Utilities - 2.0%
CMS Energy Corp.
 8.50%, due 4/15/11 ..................................     500,000       568,125
Sierra Pacific Power Co.
 6.25%, due 4/15/12 ..................................     575,000       600,156
Texas Genco Financing Corp
 6.875%, due 12/15/14 (c) ............................     400,000       413,500
                                                                      ----------
                                                                       1,581,781
                                                                      ----------
Electronic Equipment & Instruments - 0.2%
Itron, Inc.
 7.75%, due 5/15/12 (c) ..............................     135,000       137,362
                                                                      ----------
Energy Equipment & Services - 0.3%
Pride International, Inc.
 7.375%, due 7/15/14 .................................     220,000       240,350
                                                                      ----------
Food & Staples Retailing - 0.6%
Roundy's, Inc. Series B
 8.875%, due 6/15/12 .................................     200,000       218,500
Stater Brothers Holdings, Inc.
 8.125%, due 6/15/12 .................................     220,000       232,650
                                                                      ----------
                                                                         451,150
                                                                      ----------
Food Products - 1.1%
Del Monte Corp.
 8.625%, due 12/15/12 ................................     240,000       268,800
Pinnacle Foods Holding Corp.
 8.25%, due 12/1/13 (c) ..............................     255,000       242,888
Reddy Ice Group, Inc.
 (zero coupon), due 11/1/12 (c) ......................     260,000       179,400
 8.875%, due 8/1/11 ..................................     160,000       172,800
                                                                      ----------
                                                                         863,888
                                                                      ----------
Gas Utilities - 0.6%
ANR Pipeline, Inc.
 8.875%, due 3/15/10 .................................     200,000       224,000
Ferrellgas Partners LP
 6.75%, due 5/1/14 ...................................     220,000       226,050
                                                                      ----------
                                                                         450,050
                                                                      ----------
Health Care Equipment & Supplies - 1.1%
Fisher Scientific International, Inc.
 8.00%, due 9/1/13 ...................................     200,000       227,000
Fresenius Medical Capital Trust IV
 7.875%, due 6/15/11 .................................     200,000       223,000
Norcross Capital Corp.
 Series B
 9.875%, due 8/15/11 .................................     400,000       442,000
                                                                      ----------
                                                                         892,000
                                                                      ----------

See accompanying notes to financial statements.

HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Health Care Providers & Services - 2.5%
Concentra Operating Corp.
 9.125%, due 6/1/12 (c) ..............................    $ 50,000    $   56,500
 9.50%, due 8/15/10 ..................................     275,000       310,750
HCA, Inc.
 6.375%, due 1/15/15 .................................     220,000       220,891
IASIS Healthcare Corp.
 8.75%, due 6/15/14 ..................................     300,000       327,000
National Mentor, Inc.
 9.625%, due 12/1/12 (c) .............................     220,000       233,750
Tenet Healthcare Corp.
 6.50%, due 6/1/12 ...................................     150,000       138,750
 9.875%, due 7/1/14 (c) ..............................     150,000       163,500
Triad Hospitals, Inc.
 7.00%, due 11/15/13 .................................     200,000       204,500
Vanguard Health Holding Co. II
 9.00%, due 10/1/14 (c) ..............................     245,000       262,150
                                                                      ----------
                                                                       1,917,791
                                                                      ----------
Hotels, Restaurants & Leisure - 5.9%
American Casino & Entertainment Properties LLC
 7.85%, due 2/1/12 ...................................     200,000       212,500
Herbst Gaming, Inc.
 8.125%, due 6/1/12 ..................................     330,000       353,100
Inn of the Mountain Gods
Resort & Casino
 12.00%, due 11/15/10 ................................     275,000       321,750
Isle of Capri Casinos, Inc.
 9.00%, due 3/15/12 ..................................     400,000       441,000
Mandalay Resort Group
 6.375%, due 12/15/11 ................................     325,000       339,625
Mohegan Tribal Gaming Authorities
 7.125%, due 8/15/14 .................................     310,000       326,275
Pinnacle Entertainment, Inc.
 8.75%, due 10/1/13 ..................................     300,000       324,750
Scientific Games Corp.
 6.25%, due 12/15/12 (c) .............................     470,000       478,225
Seneca Gaming Corp.
 7.25%, due 5/1/12 ...................................     220,000       231,550
Six Flags, Inc.
 8.875%, due 2/1/10 ..................................     140,000       141,750
Station Casinos, Inc.
 6.50%, due 2/1/14 ...................................     300,000       308,250
Town Sports International, Inc.
 9.625%, due 4/15/11 .................................     200,000       210,500
Vail Resorts, Inc.
 6.75%, due 2/15/14 ..................................     225,000       228,938
Worldspan LP/WS Financing Corp.
 9.625%, due 6/15/11 .................................     400,000       398,000
Wynn Las Vagas LLC
 6.625%, due 12/1/14 (c) .............................     310,000       306,900
                                                                      ----------
                                                                       4,623,113
                                                                      ----------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Household Durables - 2.1%
K. Hovnanian Enterprises, Inc.
 8.875%, due 4/1/12 .................................    $  250,000   $  276,250
Norcraft Capital Corp.
 (zero coupon) due 9/1/12 ...........................       265,000      198,750
Sealy Mattress Co.
 8.25%, due 6/15/14 .................................       265,000      280,900
Simmons Co.
 (zero coupon) due 12/15/14 (c) .....................       580,000      353,800
 7.875%, due 1/15/14 ................................       280,000      289,800
William Lyon Homes, Inc.
 10.75%, due 4/1/13 .................................       250,000      280,938
                                                                      ----------
                                                                       1,680,438
                                                                      ----------
Household Products - 0.6%
Johnsondiversey Holdings, Inc.
 (zero coupon), due 5/15/13 .........................       550,000      475,750
                                                                      ----------
IT Services - 0.5%
Activant Solutions, Inc.
 10.50%, due 6/15/11 ................................       330,000      354,750
                                                                      ----------
Leisure Equipment & Products - 0.2%
True Temper Sports, Inc.
 8.375%, due 9/15/11 ................................       215,000      199,950
                                                                      ----------
Machinery - 1.1%
Alliance Laundry Corp. Series B
 9.625%, due 5/1/08 .................................       300,000      307,500
Columbus McKinnon Corp.
 8.50%, due 4/1/08 ..................................       300,000      301,500
Mueller Group, Inc.
 10.00%, due 5/1/12 .................................       135,000      147,150
Mueller Holdings, Inc.
 (zero coupon), due 4/15/14
 14.75%, beginning 4/15/09 (g) ......................           235      160,975
                                                                      ----------
                                                                         917,125
                                                                      ----------
Machinery & Engineering - 0.3%
Douglas Dynamics LLC
 7.75%, due 1/15/12 (c) .............................       220,000      223,025
                                                                      ----------
Media - 9.8%
Adelphia Communications Corp.
 10.875%, due 10/1/10 (h) ...........................       350,000      346,500
Affinity Group, Inc.
 9.00%, due 2/15/12 .................................       425,000      460,062
CBD Media Holdings
 9.25%, due 7/15/12 (c) .............................       290,000      298,337
Charter Communications Operation LLC
 8.00%, due 4/30/12 (c) .............................       200,000      208,000
 8.625%, due 4/1/09 .................................     1,000,000      867,500
CSC Holdings, Inc.
 6.75%, due 4/15/12 .................................       400,000      412,000
 7.625%, due 7/15/18 (c) ............................       350,000      370,125

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

HIGH YIELD FUND

CORPORATE BONDS  (continued)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Media (continued)
Dex Media, Inc.
 (zero coupon), due 11/15/13
 9.00%, beginning 11/15/08 ...........................    $250,000    $  195,938
 8.00%, due 11/15/13 .................................     200,000       216,500
DirectTV Holdings, Inc.
 8.375%, due 3/15/13 .................................     300,000       336,375
EchoStar DBS Corp.
 5.75%, due 10/1/08 ..................................     300,000       303,750
Houghton Mifflin Co.
 (zero coupon), due 10/15/13
 11.50%, beginning 10/15/08 ..........................     500,000       367,500
Marquee, Inc.
 6.54%, due 8/15/10 (c) ..............................     223,000       234,708
Medianews Group, Inc.
 6.875%, due 10/1/13 .................................     250,000       256,250
NextMedia Operating, Inc.
 10.75%, due 7/1/11 ..................................     200,000       224,000
PanAmSat Corp.
 9.00%, due 8/15/14 (c) ..............................     285,000       318,131
River Rock Entertainment Co.
 9.75%, due 11/1/11 ..................................     300,000       336,375
Salem Communications Corp.
 7.75%, due 12/15/10 .................................     100,000       108,125
SITEL Corp.
 9.25%, due 3/15/06 ..................................     360,000       363,600
Vertis, Inc. Series B
 10.875%, due 6/15/09 ................................     200,000       217,000
 13.50%, due 12/7/09 (c) .............................     200,000       210,750
WMG Holdings Corp.
 (zero coupon), due 12/15/14 (c) .....................     570,000       364,088
 7.375%, due 4/15/14 (c) .............................     285,000       292,125
Young Broadcasting, Inc.
 8.75%, due 1/15/14 ..................................     100,000       100,750
 10.00%, due 3/1/11 ..................................     200,000       213,500
                                                                      ----------
                                                                       7,621,989
                                                                      ----------
Metals & Mining - 0.8%
Century Aluminum Co.
 7.50%, due 8/15/14 (c) ..............................     220,000       234,300
International Steel Group, Inc.
 6.50%, due 4/15/14 ..................................     350,000       375,375
                                                                      ----------
                                                                         609,675
                                                                      ----------
Multiline Retail - 0.3%
Saks, Inc.
 7.00%, due 12/1/13 ..................................     225,000       229,781
                                                                      ----------
Multi-Utilities & Unregulated Power - 7.1%
AES Corp. (The)
 8.75%, due 5/15/13 (c) ..............................     400,000       454,500
Aquila, Inc.
 7.625%, due 11/15/09 ................................     250,000       261,250

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Multi-Utilities & Unregulated Power (continued)
Calpine Corp.
 8.50%, due 2/15/11 .................................    $  600,000   $  457,500
 8.75%, due 7/15/13 (c) .............................       250,000      206,250
Dynegy Holdings, Inc.
 10.125%, due 7/15/13 (c) ...........................       600,000      687,000
Edison Mission Energy
 10.00%, due 8/15/08 ................................       700,000      803,250
Northwestern Corp.
 5.875%, due 11/1/14 (c) ............................       140,000      143,216
NRG Energy, Inc.
 8.00%, due 12/15/13 (c) ............................       300,000      327,000
Reliant Energy, Inc.
 9.50%, due 7/15/13 .................................       275,000      312,469
Sonat, Inc.
 7.625%, due 7/15/11 ................................     1,000,000    1,035,000
Williams Cos., Inc. (The)
 7.625%, due 7/15/19 ................................       760,000      836,000
                                                                      ----------
                                                                       5,523,435
                                                                      ----------
Oil & Gas - 1.8%
Chesapeake Energy Corp.
 6.875%, due 1/15/16 ................................       400,000      419,000
Comstock Resources, Inc.
 6.875%, due 3/1/12 .................................       200,000      206,500
MarkWest Energy Finance Corp.
 6.875%, due 11/1/14 (c) ............................       395,000      400,925
Swift Energy Co.
 9.375%, due 5/1/12 .................................       300,000      336,000
                                                                      ----------
                                                                       1,362,425
                                                                      ----------
Paper & Forest Products - 1.6%
Appleton Papers, Inc.
 8.125%, due 6/15/11 ................................       220,000      237,050
Buckeye Technologies, Inc.
 8.00%, due 10/15/10 ................................       350,000      350,000
Georgia-Pacific Corp.
 8.125%, due 5/15/11 ................................       600,000      690,000
                                                                      ----------
                                                                       1,277,050
                                                                      ----------
Real Estate - 0.3%
Host Marriot LP
 7.125%, due 11/1/13 ................................       240,000      256,500
                                                                      ----------
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc.
 7.75%, due 5/15/13 .................................       172,000      161,680
MagnaChip Semiconductor SA
 5.76 due 12/15/11 (c) ..............................       585,000      601,088
                                                                      ----------
                                                                         762,768
                                                                      ----------

See accompanying notes to financial statements.

HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Specialized Services - 0.5%
Crystal US Holdings 3 LLC
 (zero coupon), due 10/1/14
 10.50%, beginning 10/1/09 (c) .......................    $200,000    $  137,000
K & F Acquisition, Inc.
 7.75%, due 11/15/2014 (c) ...........................     220,000       227,150
                                                                      ----------
                                                                         364,150
                                                                      ----------
Specialty Retail - 1.3%
Asbury Automotive Group, Inc. ........................     200,000       210,000
 9.00%, due 6/15/12
Lazydays RV Center, Inc.
 11.75%, due 5/15/12 .................................     300,000       326,250
Nebraska Book Co., Inc.
 8.625%, due 3/15/12 .................................     250,000       256,250
Petro Stopping Centers LP.
 9.00%, due 2/15/12 ..................................     200,000       211,500
                                                                      ----------
                                                                       1,004,000
                                                                      ----------
Telecommunications - 0.3%
CCO Holdings LLC.
 8.75%, due 11/15/13 .................................     200,000       206,500
                                                                      ----------
Textiles, Apparel & Luxury Goods - 0.3%
Jostens Holding Corp.
 7.625%, due 10/1/12 (c) .............................     220,000       228,800
                                                                      ----------
Transportation Infrastructure - 0.2%
Great Lakes Dredge & Dock Corp.
 7.75%, due 12/15/13 .................................     200,000       182,000
                                                                      ----------
Wireless Telecommunication Services - 4.5%
Alamosa Delaware, Inc.
 8.50%, due 1/31/12 ..................................     300,000       327,750
American Tower Corp.
 7.125%, due 10/15/12 (c) ............................     425,000       434,562
Crown Castle International Corp.
 Series B
 7.50%, due 12/1/13 ..................................     425,000       456,875
Dobson Communications Corp.
 8.875%, due 10/1/13 .................................      89,000        62,522
IWO Escrow, Co.
 (zero coupon), due 1/15/12 (c) ......................     165,000       166,237
MetroPCS, Inc.
 10.75%, due 10/1/11 .................................     350,000       374,500
Nextel Communications, Inc.
 7.375%, due 8/1/15 ..................................     330,000       363,000
Nextel Partners, Inc.
 8.125%, due 7/1/11 ..................................     210,000       233,100
Pegasus Satellite Communications, Inc.
 11.25%, due 1/15/10 (c)(h) ..........................     150,000        96,375
Rural Cellular Corp.
 8.25%, due 3/15/12 ..................................     135,000       142,763
 9.75%, due 1/15/10 ..................................     150,000       135,750

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         -----------------------
Wireless Telecommunication Services (continued)
SBA Telecomunications, Inc.
 (zero coupon), due 12/15/11
 9.75%, beginning 12/15/07 ..........................    $605,000    $   509,713
US Unwired, Inc.
 10.00%, due 6/15/12 ................................     175,000        197,313
                                                                     -----------
                                                                       3,500,460
                                                                     -----------
Total Corporate Bonds
 (Cost $52,247,908) .................................                 54,709,058
                                                                     -----------
FOREIGN CORPORATE BONDS - 5.8%
Capital Markets - 0.2%
BCP Caylux Holdings Luxembourg SCA
 9.625%, due 6/15/14 (c) ............................     150,000        169,125
                                                                     -----------
Chemicals - 0.8%
Invista
 9.25%, due 5/1/12 (c) ..............................     320,000        356,800
Nova Chemicals Ltd.
 6.50%, due 1/15/12 .................................     300,000        318,000
                                                                     -----------
                                                                         674,800
                                                                     -----------
Commercial Services & Supplies - 0.2%
Waste Services, Inc.
 9.50%, due 4/15/14 (c) .............................     150,000        149,250
                                                                     -----------
Containers & Packaging - 0.6%
Crown Euro Holdings S.A.
 10.875%, due 3/1/13 ................................     400,000        473,000
                                                                     -----------
Diversified Financial Services - 0.7%
JSG Funding PLC
 9.625%, due 10/1/12 ................................     500,000        557,500
                                                                     -----------
Food & Staples Retailing - 0.2%
Jean Coutu Group (PJC), Inc.
 7.625%, due 8/1/12 (c) .............................     155,000        163,912
                                                                     -----------
Health Care Providers & Services - 0.5%
VWR International, Inc.
 6.875%, due 4/15/12 (c) ............................     130,000        135,850
 8.00%, due 4/15/14 (c) .............................     220,000        234,850
                                                                     -----------
                                                                         370,700
                                                                     -----------
Hotels, Restaurants & Leisure - 1.0%
Intrawest Corp.
 7.50%, due 10/15/13 ................................     300,000        319,125
Royal Caribbean Cruises Ltd.
 6.875%, due 12/1/13 ................................     400,000        432,000
                                                                     -----------
                                                                         751,125
                                                                     -----------
Machinery - 0.3%
Maax Corp.
 9.75%, due 6/15/12 (c) .............................     225,000        237,938
                                                                     -----------
Metals & Mining - 0.5%
Russel Metals, Inc.
 6.375%, due 3/1/14 .................................     425,000        431,375
                                                                     -----------

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

HIGH YIELD FUND

CORPORATE BONDS  (continued)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Paper & Forest Products - 0.3%
Riverside Forest Product Ltd.
 7.875%, due 3/1/14 ................................     $200,000    $   220,000
                                                                     -----------
Wireless Telecommunication Services - 0.5%
Inmarsat Finance PLC
 (zero coupon), due 11/15/12
 10.375%, beginning 11/15/08 (c) ...................      125,000         90,000
 7.625%, due 6/30/12 (c) ...........................      275,000        286,000
                                                                     -----------
                                                                         376,000
                                                                     -----------
Total Foreign Corporate Bonds
 (Cost $4,357,971) .................................                   4,574,725
                                                                     -----------
INDEX SECURITY - (17.4%)
Capital Markets (17.4%)
TRAINS HY-2004-1
 8.2105, due 8/1/15 (c)(d) .........................    12,395,349    13,557,413
                                                                     -----------
Total Index Security ...............................
 (Cost $13,560,151) ................................                  13,557,413
                                                                     -----------
Total Long-Term Bonds
 (Cost $70,166,030) ................................                  72,841,196

                                                             SHARES
                                                            --------
PREFERRED STOCKS - 2.0%
Media - 2.0%
Haights Cross Communications, Inc.
 16.00%, Class B (i)(j)(k) .............................     6,286       330,015
Paxson Communications Corp.
 14.25% (i) ............................................        49       360,591
PRIMEDIA, Inc.
 10.00%, Series D ......................................     4,000       400,000
Spanish Broadcasting System, Inc.
 10.75%, Series B (i) ..................................       443       493,856
                                                                       ---------
Total Preferred Stocks
 (Cost $1,597,686) .....................................               1,584,462
                                                                       ---------
WARRANTS - 0.2%
Chemicals - 0.2%
Huntsman Co. LLC
 Strike $0.001
 Expire 5/15/11 (a) ....................................       300       141,000
                                                                       ---------
Machinery - 0.0% (b)
Mueller Holdings, Inc.
 Strike $0.001
 Expire 4/15/14 (a)(j) .................................       235        16,450
                                                                       ---------
Media - 0.0% (b)
Haights Cross Communications, Inc.
 Strike $0.001
 Expire 12/10/11 (a)(j)(k)(l)
 Preferred Class A .....................................         7             0(m)
 Strike $0.001
 Expire 12/10/11 (a)(j)(k)(l) ..........................     6,225            62
                                                                       ---------
                                                                              62
                                                                       ---------
Total Warrants
 (Cost $54,410) ........................................                 157,512
                                                                       ---------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
SHORT-TERM INVESTMENTS - 3.3%
Commercial Paper - 3.3%
Federal Home Loan Banks
 1.90%, due 1/7/05 .................................    $  115,000   $   114,963
Federal National Mortgage Association
 2.23%, due 1/6/05 .................................       490,000       489,848
Inter-American Development Bank
 2.23%, due 1/18/05 ................................     1,950,000     1,947,945
                                                                     -----------
Total Short-Term Investments
 (Cost $2,552,756) .................................                   2,552,756
                                                                     -----------
Total Investments
 (Cost $74,370,882) (n) ............................          98.8%   77,135,926
Cash and Other Assets,
 Less Liabilities ..................................           1.2       904,023
                                                        ----------   -----------
Net Assets .........................................         100.0%  $78,039,949
                                                        ==========   ===========

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) May be sold to institutional investors only. The total market value of these securities at December 31, 2004 is $30,849,354, which represents 39.53% of the Fund's net assets.
(d) Target Return Index Securities Trust. Static portfolio comprised of 70 bullet High Yield bonds selected from the Lehman Brothers High Yield Index.
(e) 300 units - Each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to aquire 2.8094 shares of common stock at $0.01 per share at a future date.
(f) 195 Units - each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to aquire 0.6902 shares of common stock at $0.01 per share at a future date.
(g) 235 Units - each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to aquire 109.8089 shares of Class A common stock at $0.01 per share at a future date.
(h)  Issue in default.
(i)  PIK ("Payment in Kind") - Dividend payment is made with additional securities.
(j)  Illiquid security. The total market value of these securities at
     December 31, 2004 is $477,827, which represents 0.6% of the Fund's net assets.
(k) Restricted security. The total market value of these securities at December 31, 2004 is $330,077, which represents 0.4% of the Fund's net assets.
(l) Fair valued security. The total market value of these securities at December 31, 2004 is $62, which represents less than 0.1% of the Fund's net assets.
(m)  Less than one dollar.
(n) At December 31, 2004, cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:
     Gross unrealized appreciation ..............................   $3,163,871
     Gross unrealized depreciation ..............................     (398,827)
                                                                    ----------
     Net unrealized appreciation ................................   $2,765,044
                                                                    ==========

See accompanying notes to financial statements.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $74,370,882) ............................................   $77,135,926
 Cash-interest bearing accounts ..................................         3,660
 Dividends and interest receivable ...............................     1,365,192
 Other assets ....................................................         1,360
                                                                     -----------
   Total assets ..................................................    78,506,138
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................       409,958
 Payable to Advisor, net .........................................        27,558
 Accounting fees payable                                                   3,206
 Administration fees payable .....................................         2,863
 Accrued expenses ................................................        22,604
                                                                     -----------
   Total liabilities .............................................       466,189
                                                                     -----------
 Net Assets ......................................................   $78,039,949
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $75,404,583
 Accumulated distributions in excess of net
   investment income .............................................        (3,634)
 Accumulated net realized loss on investments ....................      (126,044)
 Net unrealized appreciation on investments ......................     2,765,044
                                                                     -----------
                                                                     $78,039,949
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $78,039,949
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     7,444,731
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     10.48
                                                                     ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Interest .........................................................   $2,345,676
 Dividends ........................................................       68,604
                                                                      ----------
   Total investment income ........................................    2,414,280
                                                                      ==========
Expenses:
 Investment advisory fees (Note F) ................................      148,886
 Accounting Fees ..................................................       16,799
 Administration fees ..............................................       14,859
 Offering costs expense ...........................................        9,031
 Transfer agent fees ..............................................        8,675
 Legal fees .......................................................        7,418
 Auditing fees ....................................................        6,554
 Trustees fees ....................................................        5,694
 Custodian fees ...................................................        5,512
 Insurance fees ...................................................        3,083
 Report to shareholder expense ....................................        1,887
 Miscellaneous expenses ...........................................       10,239
                                                                      ----------
   Total expenses .................................................      238,637
 Expenses reimbursed (Note F) .....................................      (15,309)
                                                                      ----------
   Net Expenses ...................................................      223,328
                                                                      ----------
Net investment income .............................................    2,190,952
                                                                      ==========
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized loss on investments .................................     (126,036)
 Net change in unrealized depreciation on
   investments ....................................................    3,497,905
                                                                      ----------
 Net realized and unrealized gain on investments ..................    3,371,869
                                                                      ----------
Increase in net assets from operations ............................   $5,562,821
                                                                      ==========

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE PERIOD ENDED JUNE 30, 2004

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                    12/31/2004       6/30/2004*
                                                 ----------------   ------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $ 2,190,952       $ 2,721,416
 Net realized gain (loss) on investments ....         (126,036)          336,385
 Net change in unrealized appreciation
 (depreciation)
   on investments............................        3,497,905          (732,861)
                                                   -----------       -----------
 Increase in net assets .....................        5,562,821         2,324,940
                                                   -----------       -----------
Dividends and distributions to shareholders:
 From net investment income
   Class McMorgan shares.....................       (2,310,080)       (2,605,922)
 From capital gains
   Class McMorgan shares.....................         (336,393)               --
                                                   -----------       -----------
 Total dividends and distributions to
 shareholders ...............................       (2,646,473)       (2,605,922)
                                                   -----------       -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................       18,547,042        53,565,150
 Net asset value of shares issued to
 shareholders in reinvestment of dividends:
   Class McMorgan shares.....................        2,646,471         2,605,920
                                                   -----------       -----------
                                                    21,193,513        56,171,070
 Cost of shares redeemed:
   Class McMorgan shares.....................       (1,960,000)               --
                                                   -----------       -----------
 Total increase in net assets derived from
 capital share transactions .................       19,233,513        56,171,070
                                                   -----------       -----------
 Total increase in net assets ...............       22,149,861        55,890,088
Net Assets:
 Beginning of period ........................       55,890,088                --
                                                   -----------       -----------
 End of period (including accumulated
 distributions in excess of net
   investment income of $3,634)                    $78,039,949       $55,890,088
                                                   ===========       ===========

*  Fund commenced operations on November 3, 2003.


See accompanying notes to financial statements.

HIGH YIELD FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                   FOR THE            FOR THE
                                               SIX MONTHS ENDED    PERIOD ENDED
                                                 12/31/2004++       6/30/2004*
                                               ----------------   --------------
                                                CLASS MCMORGAN    CLASS MCMORGAN
                                               ----------------   --------------
Net asset value, beginning of period ......        $  9.94            $ 10.00
                                                   -------            -------
 Income from investment operations:
 Net investment income ....................           0.38               0.48
 Net realized and unrealized gain on
   investments.............................           0.60              (0.06)
                                                   -------            -------
   Total from investment operations........           0.98               0.42
                                                   -------            -------
 Less dividends and distributions:
 From net investment income ...............          (0.39)             (0.48)
 From capital gains .......................          (0.05)                --
                                                   -------            -------
   Total dividends and distributions.......          (0.44)             (0.48)
                                                   -------            -------
Net asset value, end of period ............        $ 10.48            $  9.94
                                                   =======            =======
Total return ..............................           9.97%(a)           4.23%(a)

Ratios/Supplemental Data
 Net assets, end of year (in 000's) .......        $78,040            $55,890
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor.....................           0.80%+             0.81%+
 Ratio of expenses to average net assets
   after reimbursement of expenses by
   Advisor ................................           0.75%+             0.75%+
 Ratio of net investment income to average
   net assets before reimbursement of
   expenses by Advisor.....................           7.31%+             7.62%+
 Ratio of net investment income to average
   net assets after reimbursement of
   expenses by Advisor.....................           7.36%+             7.68%+
 Portfolio turnover .......................             29%             40.00%

---------------
*   The Fund commenced operations on November 3, 2003.
(a) Total return is not annualized.
+   Annualized.
++  Unaudited.

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

BALANCED FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Unaudited)

COMMON STOCKS 66.8%

                                                            SHARES      VALUE
                                                            --------------------
Consumer Discretionary - 5.9%
 Best Buy Co., Inc. ....................................     7,700   $   457,534
 Comcast Corp. Class A (a) .............................    25,428       846,244
 Home Depot, Inc. (The) ................................    24,700     1,055,678
 Kohl's Corp. (a) ......................................    15,600       767,052
 Target Corp. ..........................................    17,400       903,582
 Time Warner, Inc. .....................................    26,200       509,328
 Viacom, Inc. Class B ..................................    35,500     1,291,845
                                                                     -----------
                                                                       5,831,263
                                                                     -----------
Consumer Staples - 6.7%
 Altria Group, Inc. ....................................    10,800       659,880
 Anheuser-Busch Cos., Inc. .............................    12,700       644,271
 Clorox Co. (The) ......................................     6,100       359,473
 Coca-Cola Co. (The) ...................................    14,800       616,124
 Costco Wholesale Corp. ................................     6,900       334,029
 PepsiCo, Inc. .........................................    29,400     1,534,680
 Procter & Gamble Co. (The) ............................    16,600       914,328
 Sysco Corp. ...........................................    18,900       721,413
 Wal-Mart Stores, Inc. .................................     8,800       464,816
 Walgreen Co. ..........................................     9,100       349,167
                                                                     -----------
                                                                       6,598,181
                                                                     -----------
Energy - 5.9%
 BP PLC ADR (b) ........................................     5,622       328,325
 ChevronTexaco Corp. ...................................    19,334     1,015,228
 ConocoPhillips ........................................    10,900       946,447
 ExxonMobil Corp. ......................................    29,706     1,522,730
 Schlumberger Ltd. .....................................    14,300       957,385
 Nabors Industries, Ltd. (a) ...........................    13,600       697,544
 Transocean, Inc. ......................................     8,500       360,315
                                                                     -----------
                                                                       5,827,974
                                                                     -----------
Financials - 12.5%
 Allstate Corp. (The) ..................................    14,300       739,596
 American Express Co. ..................................     5,700       321,309
 American International Group, Inc. ....................    23,177     1,522,034
 Citigroup, Inc. .......................................    44,732     2,155,188
 Federal Home Loan Mortgage Corp. ......................    11,100       818,070
 Federal National Mortgage Association .................     4,800       341,808
 Goldman Sachs Group, Inc. (The) .......................     3,300       343,332
 JPMorgan Chase & Co. ..................................    47,144     1,839,087
 MBNA Corp. ............................................    46,400     1,308,016
 Merrill Lynch & Co., Inc. .............................    21,700     1,297,009
 U.S. Bancorp ..........................................    32,737     1,025,322
 Wachovia Corp. ........................................    12,700       668,020
                                                                     -----------
                                                                      12,378,791
                                                                     -----------
Health Care - 9.7%
 Amgen, Inc. (a) .......................................    30,800     1,975,820
 Boston Scientific Corp. (a) ...........................    28,100       998,955
 Johnson & Johnson .....................................    13,078       829,407
 Kinetic Concepts, Inc. (a) ............................     5,000       381,500


                                                            SHARES      VALUE
                                                            --------------------
Health Care (continued)
 Lilly (Eli) & Co. .....................................     7,700   $   436,975
 Medtronic, Inc. .......................................     6,300       312,921
 Pfizer, Inc. ..........................................    76,135     2,047,270
 UnitedHealth Group, Inc. ..............................     4,000       352,120
 Wellpoint, Inc. .......................................     9,400     1,081,000
 Zimmer Holdings, Inc. (a) .............................    14,830     1,188,180
                                                                     -----------
                                                                       9,604,148
                                                                     -----------
Industrials - 9.0%
 3M Co. ................................................    16,500     1,354,155
 Emerson Electric Co. ..................................    16,300     1,142,630
 General Dynamics Corp. ................................     3,900       407,940
 General Electric Co. ..................................    48,600     1,773,900
 Honeywell International, Inc. .........................    43,375     1,535,909
 Ingersoll-Rand Co. Class A ............................     2,100       168,630
 United Parcel Service, Inc. Class B ...................     5,300       452,938
 Tyco International Ltd. ...............................    58,396     2,087,073
                                                                     -----------
                                                                       8,923,175
                                                                     -----------
Information Technology - 11.9%
 Accenture Ltd. Class A (a) ............................    23,500       634,500
 Altera Corp. ..........................................    29,100       602,370
 Automatic Data Processing, Inc. .......................    14,300       634,205
 Cisco Systems, Inc. (a) ...............................    44,700       862,710
 Dell, Inc. (a) ........................................    21,100       889,154
 EMC Corp. .............................................    63,600       945,732
 Hewlett-Packard Co. ...................................    24,775       519,532
 Intel Corp.                                                49,200     1,150,788
 International Business Machines Corp. .................     8,600       847,788
 Lexmark International, Inc. ...........................     6,400       544,000
 Microsoft Corp. .......................................    55,800     1,490,418
 National Semiconductor Corp. ..........................    28,500       511,575
 Oracle Corp. (a) ......................................    30,100       412,972
 SAP AG ADR (b) ........................................    21,800       963,778
 Symantec Corp. (a) ....................................    11,200       288,512
 Yahoo!, Inc. ..........................................    13,300       501,144
                                                                     -----------
                                                                      11,799,178
                                                                     -----------
Materials - 2.4%
 Alcoa, Inc. ...........................................    17,200       540,424
 Dow Chemical Co. (The) ................................    14,900       737,699
 E.I. du Pont de Nemours & Co. .........................    14,285       700,679
 PPG Industries, Inc. ..................................     5,200       354,432
                                                                     -----------
                                                                       2,333,234
                                                                     -----------
Telecommunication Services - 1.7%
 Verizon Communications, Inc. ..........................    19,642       795,697
 Vodafone Group PLC ADR (b) ............................    34,000       930,920
                                                                     -----------
                                                                       1,726,617
                                                                     -----------
Utilities  - 1.1%
 Entergy Corp. .........................................    10,000       675,900
 Exelon Corp. ..........................................     9,724       428,537
                                                                     -----------
                                                                       1,104,437
                                                                     -----------
Total Common Stocks
 (Cost $61,549,939) ....................................              66,126,998
                                                                     -----------

See accompanying notes to financial statements.

BALANCED FUND

FIXED INCOME SECURITIES 30.8%
CORPORATE BONDS 13.5%

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Consumer Discretionary - 2.2%
Cox Communications, Inc.
 5.45%, due 12/15/14 (c) ............................    $  385,000   $  384,985
DaimlerChrysler North America Holdings, Inc.
 6.50%, due 11/15/13 ................................       300,000      325,385
General Motors Corp.
 7.20%, due 1/15/11 .................................       285,000      292,308
Tele-Communications, Inc.
 9.80%, due 2/1/12 ..................................       420,000      541,377
Time Warner, Inc.
 9.125%, due 1/15/13 ................................       365,000      469,222
Viacom, Inc.
 7.70%, due 7/30/10 .................................       130,000      152,141
                                                                      ----------
                                                                       2,165,418
                                                                      ----------
Consumer Staples - 0.4%
Kraft Foods, Inc.
 6.25%, due 6/1/12 ..................................       145,000      159,176
Safeway, Inc.
 4.95%, due 8/16/10 .................................       135,000      137,425
 5.80%, due 8/15/12 .................................        95,000      100,287
                                                                      ----------
                                                                         396,888
                                                                      ----------
Energy - 0.2%
Conoco Funding Co.
 6.35%, due 10/15/11 ................................       190,000      212,074
                                                                      ----------
Financials - 7.7%
Aegon N.V.
 4.75%, due 6/1/13 ..................................       165,000      163,520
Bank of America Corp.
 6.25%, due 4/15/12 .................................       295,000      325,799
Capital One Bank
 5.75%, due 9/15/10 .................................        25,000       26,520
 6.50%, due 6/13/13 .................................       395,000      431,612
CIT Group, Inc.
 5.00%, due 2/13/14 .................................       235,000      234,614
Citigroup, Inc.
 5.00%, due 9/15/14 (c) .............................     1,116,000    1,121,384
EOP Operating LP
 4.75%, due 3/15/14 .................................       215,000      207,984
 7.00%, due 7/15/11 .................................       110,000      124,052
Ford Motor Credit Co.
 5.70%, due 1/15/10 .................................        95,000       95,865
 6.375%, due 11/5/08 ................................       155,000      162,693
 7.375%, due 10/28/09 ...............................       150,000      161,800
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 .................................       205,000      231,826
General Motors Acceptance Corp.
 6.75%, due 12/1/14 .................................       125,000      125,171
Genworth Financial, Inc.
 5.75%, due 6/15/14 .................................       195,000      206,290
Goldman Sachs Group, Inc. (The)
 4.75%, due 7/15/13 .................................       170,000      168,221
 5.15%, due 1/15/14 .................................       250,000      253,353

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Financials (continued)
HSBC Finance Corp.
 6.75%, due 5/15/11 ..................................    $310,000    $  347,889
 7.00%, due 5/15/12 ..................................     150,000       171,297
Jefferies Group, Inc.
 5.50%, due 3/15/16 ..................................     175,000       173,974
 7.75%, due 3/15/12 ..................................      45,000        51,059
JPMorgan Chase & Co.
 5.125%, due 9/15/14 .................................     220,000       221,443
Lehman Brothers Holdings, Inc. Series G
 4.80%, due 3/13/14 ..................................     210,000       207,136
MBNA America Bank
 7.125%, due 11/15/12 ................................     160,000       182,000
Merrill Lynch & Co., Inc.
 5.00%, due 1/15/15 ..................................     210,000       209,177
MetLife, Inc.
 5.50%, due 6/15/14 ..................................     170,000       176,388
Morgan Stanley
 4.75%, due 4/1/14 ...................................     335,000       326,427
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ..................................     135,000       144,292
 7.25%, due 3/1/12 ...................................     100,000       115,420
Prudential Financial, Inc.
 4.50%, due 7/15/13 ..................................     250,000       241,628
 5.10%, due 9/20/14 ..................................     100,000       100,479
Simon Property Group, L.P.
 6.35%, due 8/28/12 ..................................     145,000       158,410
SLM Corp.
 5.05%, due 11/14/14 .................................     320,000       321,750
Wachovia Bank National Association
 4.80%, due 11/1/14 ..................................     250,000       248,433
Westfield Capital Corp.
 5.125%, due 11/15/14 (c) ............................     150,000       149,279
                                                                      ----------
                                                                       7,587,185
                                                                      ----------
Health Care - 0.2%
Wyeth
 6.95%, due 3/15/11 ..................................     170,000       191,413
                                                                      ----------
Industrials - 1.2%
Cendant Corp.
 7.375%, due 1/15/13 .................................     325,000       375,971
General Electric Co.
 5.00%, due 2/1/13 ...................................     195,000       200,063
International Lease Finance Corp.
 5.875%, due 5/1/13 ..................................     585,000       620,543
                                                                      ----------
                                                                       1,196,577
                                                                      ----------
Information Technologies - 0.2%
First Data Corp.
 5.625%, due 11/1/11 .................................     170,000       182,677
                                                                      ----------
Materials - 0.2%
International Paper Co.
 5.85%, due 10/30/12 .................................     215,000       229,087
                                                                      ----------

See accompanying notes to financial statements.
                                       40

                                                                 MCMORGAN FUNDS

BALANCED FUND

CORPORATE BONDS  (continued)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Telecommunication Services - 1.0%
British Telecommunications PLC
 8.375%, due 12/15/10 ..............................    $  175,000   $   210,150
SBC Communications, Inc.
 5.10%, due 9/15/14 ................................       300,000       302,788
Sprint Capital Corp.
 8.375%, due 3/15/12 ...............................       165,000       200,993
Verizon New York, Inc.
 6.875%, due 4/1/12 ................................       265,000       297,457
                                                                     -----------
                                                                       1,011,388
                                                                     -----------
Utilities - 0.2%
Southern Power Co.
 6.25%, due 7/15/12 ................................       190,000       207,645
                                                                     -----------
Total Corporate Bonds
 (Cost $13,042,246) ................................                  13,380,352
                                                                     -----------
U.S. GOVERNMENT SECURITIES 12.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 5.8%
Federal Home Loan Bank - 4.6%
 2.08%, due 4/15/05 ................................     3,675,000     3,670,796
 2.50%, due 3/30/06 ................................       900,000       893,755
                                                                     -----------
                                                                       4,564,551
                                                                     -----------
Federal Home Loan Mortgage Corporation - 1.2%
 3.25%, due 11/2/07 ................................       795,000       791,050
 3.30%, due 9/14/07 ................................       400,000       398,856
                                                                     -----------
                                                                       1,189,906
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $5,756,613) .................................                   5,754,457
                                                                     -----------
U.S. TREASURY OBLIGATIONS 6.8%
United States Treasury Bonds - 3.0%
 5.25%, due 2/15/29 ................................     1,755,000     1,840,967
 7.50%, due 11/15/16 ...............................       865,000     1,105,409
                                                                     -----------
                                                                       2,946,376
                                                                     -----------
United States Treasury Notes - 3.3%
United States Treasury Note
 1.625%, due 1/31/-4/30/05 .........................     3,230,000     3,223,181
                                                                     -----------
United States Treasury Strip - 0.5%
Zero Coupon, due 5/15/17 ...........................       935,000       516,476
                                                                     -----------
Total U.S.Treasury Obligations
 (Cost $6,675,532) .................................                   6,686,033
                                                                     -----------
Total U.S. Government Securities
 (Cost $12,432,145) ................................                  12,440,490
                                                                     -----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS 4.7%
Federal Home Loan Mortgage Corporation - 0.9%
 2.875%, due 9/15/05 ...............................    $  665,000   $   665,217
 6.00%, due 4/15/08 ................................        81,902        83,514
 6.50%, due 12/15/05 ...............................        72,055        72,218
                                                                     -----------
                                                                         820,949
                                                                     -----------
Federal National Mortgage Association - 2.8%
 5.50%, due 1/14/34 ................................       650,000       659,750
 6.00%, due 1/14/34 ................................     1,048,000     1,083,370
 6.50%, due 9/30/05 ................................       974,487     1,022,991
                                                                     -----------
                                                                       2,766,111
                                                                     -----------
Financials - 1.0%
GS Mortgage Securities Corp. II
 Series 2004-GG2 Class A6
 5.396%, due 8/1/38 ................................       275,000       286,828
LB-UBS Commercial Mortgage Trust
 Series 2004-c1 Class A4
 4.57%, due 1/15/31 ................................       425,000       418,592
 Morgan Stanley Capital I
Series 2004-T13 Class A4
 4.66%, due 9/13/45 ................................       305,000       303,249
                                                                     -----------
                                                                       1,008,669
                                                                     -----------
Total Collateralized Mortgage Obligations
 (Cost $4,564,399) .................................                   4,595,729
                                                                     -----------
Total Long-Term Bonds
 (Cost $30,038,790) ................................                  30,416,571
                                                                     -----------
SHORT-TERM INVESTMENTS 1.4%
Commercial Paper - 1.4%
Federal National Mortgage Association
 2.19% due 1/13/05 .................................     1,420,000     1,418,962
                                                                     -----------
Total Commercial Paper
 (Cost $1,418,962) .................................                   1,418,962
                                                                     -----------
Total Short Term Investments
 (Cost $1,418,962) .................................                   1,418,962
                                                                     -----------
Total Investments
 (Cost $93,007,691) (d) ............................          99.0%   97,962,531
Cash and Other Assets,
 Less Liabilities ..................................           1.0       993,751
                                                        ----------   -----------
Net Assets .........................................           100%   98,956,282
                                                        ==========   ===========

(a)  Non-dividend paying stock.
(b)  ADR - American Depositary Receipt.
(c)  144A's may be sold to institutional investors only.
     The total market value of these securities at
     December 31, 2004 is $1,655,648, which
     represents 1.7% of the Fund's net assets.
(d)  At December 31, 2004, cost is $93,475,771
     for federal income tax purposes and net unrealized
     appreciation is as follows:
      Gross unrealized appreciation .............................   $ 7,211,621
      Gross unrealized depreciation .............................    (2,724,861)
                                                                    -----------
      Net unrealized appreciation ...............................   $ 4,486,760
                                                                    ===========

See accompanying notes to financial statements.

BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $93,007,691) ...........................................   $ 97,962,531
 Cash-interest bearing accounts .................................      2,456,923
 Receivable for securities sold .................................      3,888,438
 Dividends and interest receivable ..............................        317,710
 Receivable for fund shares sold ................................        149,580
 Other assets ...................................................        541,895
                                                                    ------------
    Total assets ................................................    105,317,077
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................      6,222,541
 Payable for fund shares redeemed ...............................         56,206
 Payable to Advisor, net ........................................         26,558
 Administration fees payable ....................................          5,780
 Accounting fees payable ........................................          4,218
 12b-1 fees payable .............................................          1,637
 Accrued expenses ...............................................         43,855
                                                                    ------------
    Total liabilities ...........................................      6,360,795
                                                                    ------------
Net Assets ......................................................   $ 98,956,282
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $103,427,919
 Accumulated undistributed net investment
    income ......................................................          9,967
 Accumulated net realized loss on investments ...................     (9,436,444)
 Net unrealized appreciation on investments .....................      4,954,840
                                                                    ------------
                                                                    $ 98,956,282
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $ 91,174,483
 Class Z ........................................................      7,781,799
                                                                    ------------
                                                                      98,956,282
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................      5,255,371
                                                                    ============
 Class Z ........................................................        448,681
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      17.35
                                                                    ============
 Class Z ........................................................   $      17.34
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Interest .........................................................   $  818,640
 Dividends ........................................................      830,283
                                                                      ----------
    Total investment income .......................................    1,648,923
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      280,268
 Administration fees ..............................................       36,979
 Transfer agent fees ..............................................       33,798
 Accounting fees ..................................................       27,063
 Legal fees .......................................................       16,865
 Registration expenses ............................................       15,122
 Auditing fees ....................................................       11,342
 Trustees fees ....................................................       11,207
 Custodian fees ...................................................       10,390
 Insurance fees ...................................................       10,294
 12B-1 distribution fees (Class Z) ................................        9,392
 Report to shareholder expense ....................................        7,121
 Miscellaneous expenses ...........................................        7,826
                                                                      ----------
    Total expenses ................................................      477,667
 Expenses reimbursed (Note F) .....................................      (94,559)
                                                                      ----------
    Net expenses ..................................................      383,108
                                                                      ----------
Net investment income .............................................    1,265,815
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
 Net realized gain on investments .................................    4,695,532
 Net change in unrealized appreciation on
   investments ....................................................      761,463
                                                                      ----------
 Net realized and unrealized gain on investments ..................    5,456,995
                                                                      ----------
Increase in net assets from operations ............................   $6,722,810
                                                                      ==========

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2004

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2004       06/30/2004
                                                 ----------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,265,815     $  2,862,990
 Net realized loss on investments ...........         4,695,529          469,397
 Net change in unrealized appreciation on
investments .................................           761,464        7,299,102
                                                   ------------     ------------
 Increase in net assets .....................         6,722,808       10,631,489
                                                   ------------     ------------
Dividends to shareholders:
 From net investment income
   Class McMorgan shares.....................        (1,262,528)      (2,728,219)
   Class Z shares............................           (86,373)        (138,614)
                                                   ------------     ------------
 Total dividends to shareholders ............        (1,348,901)      (2,866,834)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................         4,912,003       20,813,854
   Class Z shares............................           378,409        1,429,935
 Net asset value of shares issued to
shareholders in reinvestment of dividends:
   Class McMorgan shares.....................         1,207,771        2,634,323
   Class Z shares............................            86,372          138,614
                                                   ------------     ------------
                                                      6,584,555       25,016,726
 Cost of shares redeemed:
   Class McMorgan shares.....................       (40,324,603)     (36,043,544)
   Class Z shares............................          (480,550)      (1,484,470)
                                                   ------------     ------------
 Decrease in net assets derived from capital
share transactions ..........................       (34,220,598)     (12,511,288)
                                                   ------------     ------------
 Total decrease in net assets ...............       (28,846,691)      (4,746,633)
Net Assets:
 Beginning of period ........................       127,802,973      132,549,606
                                                   ------------     ------------
 End of period (including undistributed net
investment income of $9,967 and $93,072
respectively) ...............................      $ 98,956,282     $127,802,973
                                                   ============     ============

See accompanying notes to financial statements.

BALANCED FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                       CLASS MCMORGAN
                                                                     YEAR ENDED JUNE 30,
                                                     ------------------------------------------------------
                                       FOR THE SIX
                                       MONTHS ENDED
                                       12/31/2004++    2004       2003       2002       2001         2000
                                       ------------  -------    -------     -------    -------      -------
Net asset value, beginning of
  period ..............................  $ 16.64     $ 15.52    $ 15.51     $ 18.15    $ 19.93      $ 20.15
                                         -------     -------    -------     -------    -------      -------
 Income from investment operations:
   Net investment income ..............     0.20        0.34       0.44        0.48       0.52         0.55

   Net realized and unrealized gain
    (loss) on investments .............     0.72        1.12       0.02       (2.16)     (1.07)        0.07
                                         -------     -------    -------     -------    -------      -------
      Total from investment
       operations .....................     0.92        1.46       0.46       (1.68)     (0.55)        0.62
                                         -------     -------    -------     -------    -------      -------
   Less dividends and distributions:
   From net investment income .........    (0.21)      (0.34)     (0.45)      (0.48)     (0.53)       (0.55)

   From capital gains .................       --          --      (0.00)(b)   (0.48)(b)  (0.70)       (0.29)
                                         -------     -------    -------     -------    -------      -------
      Total dividends and
       distributions ..................    (0.21)      (0.34)     (0.45)      (0.96)     (1.23)       (0.84)
                                         -------     -------    -------     -------    -------      -------
Net asset value, end of period ........  $ 17.35     $ 16.64    $ 15.52     $ 15.51    $ 18.15      $ 19.93
                                         =======     =======    =======     =======    =======      =======
Total return ..........................     5.58%(a)    9.50%      3.16%      (9.65)     (2.84)        3.17%

Ratios/Supplemental Data
   Net assets, end of period
    (in 000's) ........................  $91,174    $120,325   $125,658    $161,436   $175,681     $165,066

   Ratio of expenses to average net
    assets before reimbursement and
    recovery of expenses by
    Advisor ...........................     0.75%+      0.72%      0.70%       0.67%      0.65%        0.64%

   Ratio of expenses to average net
   assets after reimbursement of
   expenses by Advisor ................     0.60%+      0.60%      0.60%       0.60%      0.60%        0.60%

   Ratio of net investment income
    to average net assets before
    reimbursement of expenses by
    Advisor ...........................     2.04%+      1.98%      2.79%       2.70%      2.69%        2.73%

   Ratio of net investment income
    to average net assets after
    reimbursement of expenses by
    Advisor ...........................     2.64%+      2.10%      2.89%       2.77%      2.74%        2.77%

Porfolio turnover .....................       67%     101.99%     56.23%      45.80%     38.09%       22.44%
                                                                   CLASS Z*
                                                              YEAR ENDED JUNE 30,
                                                     ----------------------------------------
                                       FOR THE SIX
                                       MONTHS ENDED
                                       12/31/2004++   2004      2003       2002        2001
                                       ------------  -------   -------    -------     -------
Net asset value, beginning of
  period ..............................  $ 16.63     $ 15.52   $ 15.51    $ 18.15     $ 19.26
                                         -------     -------   -------    -------     -------
 Income from investment operations:
   Net investment income ..............     0.18        0.30      0.40       0.43        0.21

   Net realized and unrealized gain
    (loss) on investments .............     0.73        1.11      0.03      (2.16)      (1.10)
                                         -------     -------   -------    -------     -------
      Total from investment
       operations .....................     0.91        1.41      0.43      (1.73)      (0.89)
                                         -------     -------   -------    -------     -------
   Less dividends and distributions:
   From net investment income .........    (0.19)      (0.30)    (0.42)     (0.43)      (0.22)

   From capital gains .................       --          --     (0.00)(b)  (0.48)         --
                                         -------     -------   -------    -------     -------
      Total dividends and
       distributions ..................    (0.19)      (0.30)    (0.42)     (0.91)      (0.22)
                                         -------     -------   -------    -------     -------
Net asset value, end of period ........  $ 17.35     $ 16.63   $ 15.52    $ 15.51     $ 18.15
                                         =======     =======   =======    =======     =======
Total return ..........................     5.46%(a)    9.17%     2.90%     (9.87)      (4.63)%(a)

Ratios/Supplemental Data
   Net assets, end of period
    (in 000's) ........................   $7,782      $7,478    $6,892     $6,842      $7,492

   Ratio of expenses to average net
    assets before reimbursement and
    recovery of expenses by
    Advisor ...........................     1.00%+      0.97%     0.95%      0.92%       0.90%

   Ratio of expenses to average net
   assets after reimbursement of
   expenses by Advisor ................     0.85%+      0.85%     0.85%      0.85%       0.85%

   Ratio of net investment income
    to average net assets before
    reimbursement of expenses by
    Advisor ...........................     1.79%+      1.73%     2.54%      2.45%       2.44%

   Ratio of net investment income
    to average net assets after
    reimbursement of expenses by
    Advisor ...........................     2.39%+      1.85%     2.64%      2.52%       2.49%

Porfolio turnover .....................       67%     101.99%    56.23%     45.80%      38.09%

------------
*   Class Z commenced operations on January 25, 2001.
(a) Total return is not annualized.
(b) Less than one cent per share.
+   Annualized.
++  Unaudited.

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

EQUITY INVESTMENT FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Unaudited)

COMMON STOCKS 98.6%

                                                           SHARES       VALUE
                                                           ---------------------
Consumer Discretionary -- 8.5%
Best Buy Co., Inc. ....................................     22,550   $ 1,339,921
Comcast Corp. Class A (a) .............................     73,129     2,433,733
Home Depot, Inc. (The) ................................     71,000     3,034,540
Kohl's Corp. (a) ......................................     39,300     1,932,381
Target Corp. ..........................................     42,300     2,196,639
Time Warner, Inc. .....................................     76,700     1,491,048
Viacom, Inc. Class B ..................................    103,400     3,762,726
                                                                     -----------
                                                                      16,190,988
                                                                     -----------
Consumer Staples -- 10.0%
Altria Group, Inc. ....................................     30,700     1,875,770
Anheuser-Busch Cos., Inc. .............................     34,700     1,760,331
Clorox Co. (The) ......................................     16,400       966,452
Coca-Cola Co. (The) ...................................     40,900     1,702,667
Costco Wholesale Corp. ................................     19,450       941,575
PepsiCo, Inc. .........................................     84,750     4,423,950
Procter & Gamble Co. (The) ............................     47,200     2,599,776
Sysco Corp. ...........................................     52,000     1,984,840
Wal-Mart Stores, Inc. .................................     36,400     1,922,648
Walgreen Co. ..........................................     21,050       807,688
                                                                     -----------
                                                                      18,985,697
                                                                     -----------
Energy -- 8.8%
BP PLC ADR (b) ........................................     16,650       972,360
ChevronTexaco Corp. ...................................     53,902     2,830,394
ConocoPhillips ........................................     30,500     2,648,315
ExxonMobil Corp. ......................................     85,371     4,376,117
Nabors Industries, Ltd. (a) ...........................     37,900     1,943,891
Schlumberger Ltd. .....................................     44,050     2,949,148
Transocean, Inc. ......................................     23,100       979,209
                                                                     -----------
                                                                      16,699,434
                                                                     -----------
Financials -- 18.4%
Allstate Corp. (The) ..................................     42,100     2,177,412
American Express Co. ..................................     14,000       789,180
American International Group, Inc. ....................     66,267     4,351,754
Citigroup, Inc. .......................................    128,191     6,176,242
Federal Home Loan Mortgage Corp. ......................     32,550     2,398,935
Federal National Mortgage Association .................     13,550       964,896
Goldman Sachs Group, Inc. (The) .......................      9,800     1,019,592
JPMorgan Chase & Co. ..................................    134,020     5,228,120
MBNA Corp. ............................................    123,900     3,492,741
Merrill Lynch & Co., Inc. .............................     61,700     3,687,809
U.S. Bancorp ..........................................     88,241     2,763,708
Wachovia Corp. ........................................     36,200     1,904,120
                                                                     -----------
                                                                      34,954,509
                                                                     -----------


                                                           SHARES       VALUE
                                                           ---------------------
Health Care -- 14.4%
Amgen, Inc. (a) .......................................     69,800   $ 4,477,670
Boston Scientific Corp. (a) ...........................     79,700     2,833,335
Johnson & Johnson .....................................     46,460     2,946,493
Kinetic Concepts, Inc. (a) ............................     18,600     1,419,180
Lilly (Eli) & Co. .....................................     23,200     1,316,600
Medtronic, Inc. .......................................     18,300       908,961
Pfizer, Inc. ..........................................    223,925     6,021,343
UnitedHealth Group, Inc. ..............................     11,450     1,007,944
Wellpoint, Inc. .......................................     28,100     3,231,500
Zimmer Holdings, Inc. (a) .............................     41,290     3,308,155
                                                                     -----------
                                                                      27,471,181
                                                                     -----------
Industrials -- 13.0%
3M Co. ................................................     47,610     3,907,353
Emerson Electric Co. ..................................     44,500     3,119,450
General Dynamics Corp. ................................     11,200     1,171,520
General Electric Co. ..................................    135,250     4,936,625
Honeywell International, Inc. .........................    117,600     4,164,216
Ingersoll-Rand Co. Class A ............................      6,000       481,800
Tyco International, Ltd. ..............................    163,600     5,847,064
United Parcel Service, Inc. Class B ...................     13,600     1,162,256
                                                                     -----------
                                                                      24,790,284
                                                                     -----------
Information Technology -- 18.0%
Accenture Ltd. Class A (a) ............................     64,500     1,741,500
Altera Corp. ..........................................     48,400     1,728,450
Automatic Data Processing, Inc. .......................     48,400     1,738,520
Cisco Systems, Inc. (a) ...............................    179,300     2,373,900
Dell, Inc. ............................................     57,250     2,526,293
EMC Corp. .............................................     57,250     2,682,548
Hewlett-Packard Co. ...................................    149,509     1,400,985
Intel Corp. ...........................................    219,450     3,299,159
International Business Machines Corp. .................     32,250     2,410,281
Lexmark International, Inc. ...........................     32,250     1,513,000
Microsoft Corp. .......................................    213,150     4,293,632
National Semiconductor Corp. ..........................     42,100     1,504,210
Oracle Corp. ..........................................    185,000     2,029,188
SAP AG ADR (b) ........................................     58,450     2,584,075
Symantec Corp. (a) ....................................     17,600       837,200
Yahoo!, Inc. ..........................................     39,800     1,552,416
                                                                     -----------
                                                                      34,215,357
                                                                     -----------
Materials --  3.5%
Alcoa, Inc. ...........................................     52,250     1,641,695
Dow Chemical Co. (The) ................................     48,100     2,381,431
E.I. du Pont de Nemours & Co. .........................     34,304     1,682,611
PPG Industries, Inc. ..................................     14,300       974,688
                                                                     -----------
                                                                       6,680,425
                                                                     -----------

See accompanying notes to financial statements.

EQUITY INVESTMENT FUND

                                                           SHARES       VALUE
                                                           ---------------------
Telecommunication Services -- 2.5%
Verizon Communications, Inc. ..........................    56,162   $  2,275,123
Vodafone Group PLC ADR (b) ............................    90,800      2,486,104
                                                                    ------------
                                                                       4,761,227
                                                                    ------------
Utilities -- 1.5%
Entergy Corp. .........................................    25,800      1,743,822
Exelon Corp. ..........................................    27,598      1,216,244
                                                                    ------------
                                                                       2,960,066
                                                                    ------------
Total Common Stocks
 (Cost $170,388,355) (c) ..............................      98.6%  $187,709,168
Cash and Other Assets,
 Less Liabilities .....................................       1.4      2,667,535
                                                           ------   ------------
Net Assets ............................................     100.0%  $190,376,703
                                                           ======   ============
(a) Non-dividend paying stock.
(b) ADR - American Depository Receipt.
(c) At December 31, 2004, cost is $171,871,369 for federal
    income tax purposes and net unrealized
    appreciation is as follows:
  Gross unrealized appreciation .................................   $ 21,274,880
  Gross unrealized depreciation .................................     (5,437,081)
                                                                    ------------
  Net unrealized appreciation ...................................   $ 15,837,799
                                                                    ============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

EQUITY INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $170,388,355) .........................................   $ 187,709,168
 Cash-interest bearing accounts ................................       2,931,103
 Receivable for securities sold ................................       1,275,303
 Dividends and interest receivable .............................         234,933
 Receivable for fund shares sold ...............................         230,874
 Other assets ..................................................          28,782
                                                                   -------------
   Total assets ................................................     192,410,163
                                                                   -------------
LIABILITIES:
 Payable for securities purchased ..............................       1,340,160
 Payable for fund shares redeemed ..............................         550,694
 Payable to Advisor, net .......................................          80,603
 Transfer Agent fees payable ...................................          45,213
 Administration fees payable ...................................           9,028
 Accounting fees payable .......................................           5,481
 12b-1 fees payable ............................................           2,281
                                                                   -------------
   Total liabilities ...........................................       2,033,460
                                                                   -------------
 Net Assets ....................................................   $ 190,376,703
                                                                   =============
NET ASSETS CONSIST OF:
 Capital paid-in ...............................................   $ 213,961,105
 Accumulated undistributed net investment income ...............          27,177
 Accumulated net realized loss on investments ..................    (40,932,392)
 Net unrealized appreciation on investments ....................      17,320,813
                                                                   -------------
                                                                   $ 190,376,703
                                                                   =============
Net Assets:
 Class McMorgan ................................................   $ 179,431,829
 Class Z .......................................................      10,944,874
                                                                   -------------
                                                                     190,376,703
                                                                   =============
Shares Outstanding:
 Class McMorgan ................................................       8,272,484
                                                                   =============
 Class Z .......................................................         504,792
                                                                   =============
Net asset value and redemption price per share:
 Class McMorgan ................................................   $       21.69
                                                                   =============
 Class Z .......................................................   $       21.68
                                                                   =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(Unaudited)

INVESTMENT INCOME:
 Dividends .......................................................   $ 1,957,534
 Interest ........................................................         3,236
                                                                     -----------
   Total investment income .......................................     1,960,770
                                                                     -----------
Expenses:
 Investment advisory fees (Note F) ...............................       490,419
 Administration fees .............................................        54,623
 Transfer agent fees .............................................        39,106
 Accounting fees .................................................        32,720
 Legal fees ......................................................        26,552
 Trustees fees ...................................................        16,909
 Insurance fees ..................................................        16,363
 Registration expenses ...........................................        15,839
 12B-1 distribution fees (Class Z) ...............................        13,470
 Custodian fees ..................................................        12,430
 Auditing fees ...................................................        11,846
 Report to shareholder expense ...................................         9,295
 Miscellaneous expenses ..........................................         2,693
                                                                     -----------
   Total expenses ................................................       742,265
 Expenses reimbursed (Note F) ....................................            --
                                                                     -----------
   Net expenses ..................................................       742,265
                                                                     -----------
 Net investment income ...........................................     1,218,505
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments ................................     1,444,527
 Net change in unrealized appreciation
   on investments ................................................     8,226,253
                                                                     -----------
 Net realized and unrealized gain on investments .................     9,670,780
                                                                     -----------
 Increase in net assets from operations ..........................   $10,889,285
                                                                     ===========



See accompanying notes to financial statements.

EQUITY INVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2004

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2004        6/30/2004
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,218,505     $  1,817,282
 Net realized gain on investments ...........         1,444,527        2,767,694
 Net change in unrealized appreciation on
 investments ................................         8,226,253       23,766,941
                                                   ------------     ------------
 Increase in net assets .....................        10,889,285       28,351,917
                                                   ------------     ------------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (1,166,963)      (1,741,137)
   Class Z shares............................           (56,481)         (73,437)
                                                   ------------     ------------
 Total dividends to shareholders ............        (1,223,444)      (1,814,574)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................         9,049,830       39,190,208
   Class Z shares............................           599,835        3,047,603
 Net asset value of shares issued to
 shareholders in reinvestment of dividends:
   Class McMorgan shares.....................         1,157,284        1,733,385
   Class Z shares............................            56,480           73,437
                                                   ------------     ------------
                                                     10,863,429       44,044,633
 Cost of shares redeemed:
   Class McMorgan shares.....................       (35,106,506)     (53,271,477)
   Class Z shares............................        (1,420,048)      (3,576,628)
                                                   ------------     ------------
 Decrease in net assets derived from capital
 share transactions .........................       (25,663,125)     (12,803,472)
                                                   ------------     ------------
 Total increase (decrease) in net assets ....       (15,997,284)      13,733,871
Net Assets:
 Beginning of period ........................       206,373,987      192,640,116
                                                   ------------     ------------
 End of period (including undistributed net
 investment income of $21,177 and $32,116
    respectively) ...........................      $190,376,703     $206,373,987
                                                   ============     ============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS

EQUITY INVESTMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                     CLASS MCMORGAN
                                                                                  YEAR ENDED JUNE 30,
                                                                 ------------------------------------------------------
                                                  FOR THE SIX
                                                 MONTHS ENDED
                                                 12/31/2004++      2004       2003        2002       2001        2000
                                                 ------------    --------   --------    --------   --------    --------
Net asset value, beginning of
  period......................................     $  20.58      $  18.04   $  19.05    $  24.57   $  30.17    $  30.37
                                                   --------      --------   --------    --------   --------    --------
 Income from investment
  operations:
 Net investment income .......................         0.14          0.18       0.23        0.21       0.19        0.23
 Net realized and unrealized gain (loss) on
  investments.................................         1.10          2.54      (1.00)      (5.12)     (3.83)       0.30
                                                   --------      --------   --------    --------   --------    --------
    Total from investment
      operations..............................         1.24          2.72      (0.77)      (4.91)     (3.64)       0.53
                                                   --------      --------   --------    --------   --------    --------
 Less dividends and
  distributions:
 From net investment income ..................        (0.13)        (0.18)     (0.24)      (0.20)     (0.20)      (0.23)
 From capital gains ..........................           --            --         --       (0.41)     (1.76)      (0.50)
                                                   --------      --------   --------    --------   --------    --------
    Total dividends and
      distributions...........................        (0.13)        (0.18)     (0.24)      (0.61)     (1.96)      (0.73)
                                                   --------      --------   --------    --------   --------    --------
Net asset value, end of period ...............     $  21.69      $  20.58   $  18.04    $  19.05   $  24.57    $  30.17
                                                   ========      ========   ========    ========   ========    ========
Total return .................................         6.08%(a)     15.11%     (3.99)%    (20.34)%    12.44%       1.80%
Ratios/Supplemental Data
 Net assets, end of period
  (in 000's)..................................     $179,432      $195,193   $182,470    $196,914   $228,606    $260,033
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................         0.74%+        0.72%      0.71%       0.71%      0.69%       0.67%
 Ratio of expenses to average net assets
  after reimbursement of expenses by Advisor..         0.74%+        0.72%      0.71%       0.71%      0.69%       0.68%
 Ratio of net investment income to average
  net assets before
  reimbursement of expenses by Advisor........         1.26%+        0.90%      1.34%       0.95%      0.69%       0.78%
 Ratio of net investment income to average
  net assets after
  reimbursement of expenses by Advisor........         1.26%+        0.90%      1.34%       0.95%      0.69%       0.77%
Portfolio turnover ...........................           26%        39.13%     30.77%      14.95%     22.52%      22.44%
                                                                                CLASS Z*
                                                                           YEAR ENDED JUNE 30,
                                                                 --------------------------------------
                                                  FOR THE SIX
                                                 MONTHS ENDED
                                                 12/31/2004++     2004       2003      2002       2001
                                                 ------------    -------   -------    -------   -------
Net asset value, beginning of
  period......................................      $ 20.57      $ 18.04   $ 19.05    $ 24.57   $ 27.68
                                                    -------      -------   -------    -------   -------
 Income from investment
  operations:
 Net investment income .......................         0.11         0.13      0.18       0.15      0.06
 Net realized and unrealized gain (loss) on
  investments.................................         1.11         2.53     (1.00)     (5.11)    (3.10)
                                                    -------      -------   -------    -------   -------
    Total from investment
      operations..............................         1.22         2.66     (0.82)     (4.96)    (3.04)
                                                    -------      -------   -------    -------   -------
 Less dividends and
  distributions:
 From net investment income ..................        (0.11)       (0.13)    (0.19)     (0.15)    (0.07)
 From capital gains ..........................           --           --        --      (0.41)       --
                                                    -------      -------   -------    -------   -------
    Total dividends and
      distributions...........................        (0.11)       (0.13)    (0.19)     (0.56)    (0.07)
                                                    -------      -------   -------    -------   -------
Net asset value, end of period ...............      $ 21.68      $ 20.57   $ 18.04    $ 19.05   $ 24.57
                                                    =======      =======   =======    =======   =======
Total return .................................         5.95%(a)    14.78%    (4.23)%   (20.52)%  (10.97)%(a)
Ratios/Supplemental Data
 Net assets, end of period
  (in 000's)..................................      $10,945      $11,181   $10,170    $12,637   $11,645
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................         0.99%+       0.97%     0.96%      0.96%     0.94%+
 Ratio of expenses to average net assets
  after reimbursement of expenses by Advisor..         0.99%+       0.97%     0.96%      0.96%     0.94%+
 Ratio of net investment income to average
  net assets before
  reimbursement of expenses by Advisor........         1.01%+       0.65%     1.09%      0.70%     0.44%+
 Ratio of net investment income to average
  net assets after
  reimbursement of expenses by Advisor........         1.01%+       0.65%     1.09%      0.70%     0.44%+
Portfolio turnover ...........................           26%       39.13%    30.77%     14.95%    22.52%+

------------
*   Class Z commenced operations on January 25, 2001.
(a) Total return is not annualized.
+   Annualized.
++  Unaudited.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 2004

NOTE (A) ORGANIZATION AND BUSINESS: McMorgan Funds (the "Trust"), is a no-load, open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware statutory trust (formerly business trust) on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund"), McMorgan Equity Investment Fund (the "Equity Investment Fund") and McMorgan High Yield Fund (the "High Yield Fund") (collectively, the "Funds"). The Principal Preservation Fund and the High Yield Fund only offer the McMorgan Funds class of shares. The Intermediate Fixed Income Fund, Balanced Fund, and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. The Fixed Income Fund offers four classes of shares: McMorgan Funds shares, Class Z shares, Class R1 shares and Class R2 shares. Class R1 shares and Class R2 shares commenced operations on January 2, 2004. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. The High Yield Fund commenced investment operations on November 3, 2003. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Adviser"). The Advisor is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM, is the sub-adviser to the High Yield Fund. Effective February 15, 2005, NYLIM is the sub-adviser to the Equity Investment Fund, and the equity portion of the Balanced Fund's investment portfolio. No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES

   (1) SECURITY VALUATION: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the security shall be valued at the mean between the closing bid price and asked price on that exchange. Securities traded over-the-counter are priced at the closing bid price supplied through such system. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. The prices for futures contracts are valued at the settlement prices established each day on the exchange where they are principally traded.

   Rights and warrants are valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded. In some situations, certain markets may not be closed at the time at which a security must be valued. In these situations, a pricing service provides "snapshot" prices of such securities. All securities held in the portfolio of the Principal Preservation Fund are valued at amortized cost, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund's investment adviser or designee, are valued at fair value as determined in good faith by the Funds' Board of Trustees. Such fair valuation is determined by taking into account relevant factors and surrounding circumstances.

   (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) INVESTMENT INCOME AND SECURITY TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums/ discounts on fixed income securities are amortized/accreted daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (4) FEDERAL INCOME TAXES: The Trust has elected to be treated as a "regulated investment company" under
   Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2004. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (7) HIGH-YIELD SECURITIES ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.

   (8) RESTRICTED SECURITIES: Each Fund (other than the McMorgan Principal Preservation Fund) may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Restricted securities held at December 31, 2004:

                                                                                                                          PERCENT
SECURITY                                                                  DATE(S) OF    SHARE                 12/31/04       OF
  --------                                                                ACQUISITION   AMOUNT      COST       VALUE     NET ASSETS
                                                                          -----------   ------    --------    --------   ----------
Haights Cross Communications, Inc.
 Preferred Stock
 16.00%, Class B......................................................      1/22/04      6,286    $292,429    $330,015       0.4%
 Warrants.............................................................      1/22/04          7           0(a)        0(a)    0.0(b)
 Warrants, Preferred Class A..........................................      1/22/04      6,225          62          62       0.0(b)
                                                                                                  --------    --------       ---
                                                                                                  $292,491    $330,077       0.4%
                                                                                                  ========    ========       ===

(a)  Less than one dollar.
(b)  Less than one tenth of a percent.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund, the Fixed Income Fund and the High Yield Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character, of distributions paid during the years ended June 30, 2004 and June 30, 2003, was as follows:

                                                                                      INTERMEDIATE
                                                                                      FIXED INCOME               FIXED INCOME
                                                                                          FUND                       FUND
                                                                                ------------------------    -----------------------
                                                                                   2004          2003          2004         2003
                                                                               -----------    ----------    ----------   ----------
Distributions paid from:
 Ordinary income ...........................................................   $ 8,354,076    $8,013,964    $3,611,823   $2,027,527
 Long-term capital gain ....................................................     3,239,056       471,822        19,383            -
                                                                               -----------    ----------    ----------   ----------
                                                                               $11,593,132    $8,485,786    $3,631,206   $2,027,527
                                                                               ===========    ==========    ==========   ==========

                                                                   HIGH YIELD           BALANCED               EQUITY INVESTMENT
                                                                      FUND                FUND                       FUND
                                                                   ----------    -----------------------    -----------------------
                                                                      2004         2004          2003          2004         2003
                                                                   ----------   ----------    ----------    ----------   ----------
Distributions paid from:
 Ordinary income...............................................    $2,605,922   $2,866,834    $4,212,756    $1,814,574   $2,634,992
 Long-term capital gain........................................             -            -        14,376             -            -
                                                                   ----------   ----------    ----------    ----------   ----------
                                                                   $2,605,922   $2,866,834    $4,227,132    $1,814,574   $2,634,992
                                                                   ==========   ==========    ==========    ==========   ==========

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               INTERMEDIATE
                                                                                               FIXED INCOME      FIXED INCOME
                                                                                                   FUND              FUND
                                                                                               ------------    -----------------
Undistributed ordinary income..............................................................    $    229,124      $     91,890
Undistributed long-term gain (Capital loss carryforward)...................................          79,405            (9,015)
Unrealized depreciation....................................................................      (2,046,423)         (954,201)
                                                                                               ------------      ------------
                                                                                               $ (1,737,894)     $   (871,326)
                                                                                               ============      ============

                                                                                 HIGH YIELD      BALANCED      EQUITY INVESTMENT
                                                                                    FUND           FUND              FUND
                                                                                 ----------    ------------    -----------------
Undistributed ordinary income ................................................    $ 451,879    $     93,072      $     32,111
Undistributed long-term gain (Capital loss carryforward) .....................           --     (12,163,941)      (40,893,905)
Unrealized appreciation (depreciation) .......................................     (732,861)      3,725,296         7,611,546
                                                                                  ---------    ------------      ------------
                                                                                  $(280,982)   $(8,345,573)      $(33,250,248)
                                                                                  =========    ============      ============

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On June 30, 2004, the following Funds had reclassifications between undistributed net investment income and accumulated net realized gain/loss on investments as a result of other reclassifications.

                                                                                                 INCREASE       INCREASE (DECREASE)
                                                                                                (DECREASE)         IN ACCUMULATED
                                                                                             IN UNDISTRIBUTED       NET REALIZED
                                                                                              NET INVESTMENT        GAIN/LOSS ON
                                                                                                  INCOME            INVESTMENTS
                                                                                             ----------------   -------------------
Intermediate Fixed Income Fund ..........................................................        $(1,578)              $1,578
Fixed Income Fund .......................................................................           (802)                 802
Balanced Fund ...........................................................................             18                  (18)

Net assets of the Funds were unaffected by the reclassifications discussed.

NOTE (D) CAPITAL SHARE TRANSACTIONS (IN 000'S): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                           PRINCIPAL PRESERVATION FUND                           INTERMEDIATE FIXED INCOME FUND
                        ---------------------------------     ----------------------------------------------------------------------
                                 CLASS MCMORGAN                       CLASS MCMORGAN                          CLASS Z
                        ---------------------------------    ---------------------------------     ---------------------------------
                        SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                        DECEMBER 31, 2004   JUNE 30, 2004    DECEMBER 31, 2004   JUNE 30, 2004    DECEMBER 31, 2004    JUNE 30, 2004
                        -----------------   -------------    -----------------   -------------    -----------------    -------------
Shares sold ..............    75,282            263,634            1,427              5,514               69                122
Shares issued in
 reinvestment of
 dividends and
 distributions ...........       960              1,264             295               1,072                3                 11
                             -------           --------           ------             ------              ---               ----
                              76,242            264,898            1,722              6,586               72                133
Shares redeemed ..........   (73,700)          (291,678)          (2,854)            (7,256)             (66)              (305)
                             -------           --------           ------             ------              ---               ----
Net increase (decrease) ..     2,542            (26,780)          (1,132)              (670)               6               (172)
                             =======           ========           ======             ======              ===               ====

                                                                                      FIXED INCOME FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                            DECEMBER 31, 2004    JUNE 30, 2004    DECEMBER 31, 2004   JUNE 30, 2004
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           264                849               379              1,498
Shares issued through reinvestment of dividends .........            90                206                61                117
                                                                   ----              -----              ----              -----
                                                                    354              1,055               440              1,615
Shares redeemed .........................................          (483)              (911)             (299)              (589)
                                                                   ----              -----              ----              -----
Net increase (decrease) .................................          (129)               144               141              1,026
                                                                   ====              =====              ====              =====

                                                                                    FIXED INCOME FUND
                                                          ----------------------------------------------------------------------
                                                                     CLASS R1**                           CLASS R2**
                                                         ---------------------------------     ---------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                         DECEMBER 31, 2004   JUNE 30, 2004    DECEMBER 31, 2004    JUNE 30, 2004
                                                         -----------------   -------------    -----------------    -------------
Shares sold..........................................              --(a)              --(a)              --(a)             --(a)
Shares issued through reinvestment of dividends......              --                 --                 --                --
                                                             --------                                                --------
                                                                   --(a)              --(a)              --(a)             --(a)
                                                                                      --
Shares redeemed......................................              --                 --                 --
                                                             --------           --------           --------          --------
Net increase.........................................              --(a)              --(a)              --(a)             --(a)
                                                             ========           ========           ========          ========

                                                                                         BALANCED FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                            DECEMBER 31, 2004    JUNE 30, 2003    DECEMBER 31, 2004   JUNE 30, 2003
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................            295              1,181              23                 88
Shares issued through reinvestment of dividends .........             71                162               5                  8
                                                                  ------             ------              --                ---
                                                                     366              1,343              28                 96
Shares redeemed .........................................         (2,344)            (2,206)             29                (90)
                                                                  ------             ------              --                ---
Net increase (decrease) .................................         (1,978)              (863)             (1)                 6
                                                                  ======             ======              ==                ===

                                       53

                                                                                     EQUITY INVESTMENT FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                            DECEMBER 31, 2004    JUNE 30, 2003    DECEMBER 31, 2004   JUNE 30, 2003
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................            450              1,959               29                154
Shares issued through reinvestment of dividends .........             55                 88                3                  4
                                                                  ------             ------              ---               ----
                                                                     505              2,047               32                158
Shares redeemed .........................................         (1,718)            (2,674)             (71)              (178)
                                                                  ------             ------              ---               ----
Net decrease ............................................         (1,213)              (627)             (39)               (20)
                                                                  ======             ======              ===               ====

                                                                                     HIGH YIELD FUND*
                                                                                     ---------------
                                                                                     CLASS MCMORGAN
                                                                                     ---------------
                                                             FOR SIX MONTHS ENDED       YEAR ENDED
                                                               DECEMBER 31, 2004      JUNE 30, 2004
                                                             --------------------    ---------------
Shares sold .............................................            1,754                5,367
Shares issued through reinvestment of dividends .........              257                  258
                                                                     -----                -----
                                                                     2,011                5,625
Shares redeemed .........................................             (191)                   0
                                                                     -----                -----
Net Increase ............................................            1,820                5,625
                                                                     =====                =====

(a) Less than one thousand.
*   Fund commenced operations on November 3, 2003.
**  First offered on January 1, 2004.

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2004 were:

                                                    AGGREGATE     PROCEEDS FROM
                                                    PURCHASES         SALES
                                                   ------------   -------------
Intermediate Fixed Income Fund .................   $214,459,568    $223,512,859
Fixed Income Fund ..............................    104,207,820     110,503,619
Balanced Fund ..................................     79,515,861      88,907,920
Equity Investment Fund .........................     49,922,161      75,343,778
High Yield Fund ................................     33,593,784      17,244,340


NOTE (F) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; 0.50% for the Equity Investment Fund and the High Yield Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund, Equity Investment Fund and High Yield Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, 0.75% and 0.75%, respectively.
While the Advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the Advisory fee waiver would also apply to these shares. For the period July 1, 2004 through December 31, 2004, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $125,725 for the Principal Preservation Fund; $75,722 for the Intermediate Fixed Income Fund; $85,643 for the Fixed Income Fund; $15,309 for the High Yield Fund and $94,559 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since July 1, 2002 through December 31, 2004, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $820,202; Intermediate Fixed Income Fund $389,933; Fixed Income Fund $522,424; High Yield Fund $37,511 and Balanced Fund $537,763.

As of December 31, 2004 the Advisor can recover the following reimbursement amounts:

                                                             EXPIRES 2005   EXPIRES 2006    EXPIRES 2007    EXPIRES 2008     TOTAL
                                                             ------------   ------------    ------------    ------------   --------
Principal Preservation Fund..............................      $232,736       $219,211        $242,530        $125,725     $820,202
Intermediate Fixed Income Fund...........................        65,222        116,789         132,200          75,722      389,933
Fixed Income Fund........................................       130,209        146,036         160,536          85,643      522,424
High Yield Fund..........................................            --             --          22,202          15,309       37,511
Balanced Fund............................................       132,526        145,813         164,865          94,559      537,763

NYLIM serves as sub-adviser for the High Yield Fund. Pursuant to a sub-advisory agreement, the Adviser pays NYLIM 50% of the fee received by the Adviser from the High Yield Fund.

Effective February 15, 2005, NYLIM will serve as sub-adviser to the Equity Investment Fund and the equity portion of the Balanced Fund's investment portfolio. Pursuant to a sub-advisory agreement, the Adviser will pay NYLIM 0.25% of the net asset value of the assets of the Equity Fund and Balanced Fund.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund, Equity Investment Fund and High Yield Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors LLC, an affiliate of the Advisor, who serves as distributor to the Funds pursuant to an Underwriting Agreement, or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's Class Z Shares average daily net assets. The High Yield Fund does not currently offer Class Z shares to the public.

NOTE (G) TRANSFER AGENT: NYLIM Service Company LLC, an affiliate of the Advisor, serves as the Funds transfer agent. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which NYLIM Service Company LLC is responsible. Transfer agent expenses accrued for the six months ended December 31, 2004 for each Fund were as follows: Principal Preservation Fund $27,730; Intermediate Fixed Income Fund $29,253; Fixed Income Fund $26,577; High Yield Fund $8,675; Balanced Fund $33,798 and Equity Investment Fund $39,106.

NOTE (H) ADMINISTRATOR: New York Life Investment Management LLC, an affiliate of the Advisor, serves as administrator for the Funds. For providing administrative services to the Funds, New York Life Investment Management LLC receives from each Fund a basic fee, computed daily and paid monthly. Administration fees accrued for the six months ended December 31, 2004 for each Fund were as follows: Principal Preservation Fund $35,075; Intermediate Fixed Income Fund $48,513; Fixed Income Fund $22,587; High Yield Fund $14,859; Balanced Fund $36,799 and Equity Investment Fund $54,623.

The Fund pays the Administrator a monthly fee for accounting services provided. Fees for accounting services provided to the Funds by the Administrator for the six months ended December 31, 2004 were as follows:
Principal Preservation Fund $22,569; Intermediate Fixed Income Fund $30,848; Fixed Income Fund $23,045; High Yield Fund $16,799; Balanced Fund $27,063 and Equity Investment Fund $32,720.

NOTE (I) TRUSTEES FEES: The non-interested Trustees of McMorgan Funds each receive a fee of $24,000 per year, plus $1,000 per meeting and expenses for each meeting of the Board of Trustees they attend, $250 for each pre-meeting teleconference that lasts less than one hour and $500 for each pre-meeting teleconference that lasts one hour or more. The Chairman of the Board and lead Independent Trustee receives an additional fee of $5,000 per year. No officer or employee of McMorgan & Company LLC receives any compensation from McMorgan Funds for acting as a Trustee of McMorgan Funds. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-788-9485.

NOTE (J) CAPITAL LOSS CARRYFORWARD: As of June 30, 2004, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:

                                                                                      EXPIRES 2011    EXPIRES IN 2012      TOTAL
                                                                                      ------------    ---------------   -----------
Fixed Income Fund.................................................................     $       --       $     9,015     $     9,015
Balanced Fund.....................................................................      2,187,754         9,976,187      12,163,941
Equity Investment Fund............................................................      4,092,032        36,801,873      40,893,905

MCMORGAN FUNDS -- TRUSTEES AND OFFICERS (UNAUDITED)

The Trust's Board of Trustees has the ultimate responsibility of running the Funds. Information about the Trust's Trustees are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-831-1994.

                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                              FUND
                                                            TERM OF OFFICE         PRINCIPAL                  COMPLEX
NAME, ADDRESS                          POSITION(S)          AND LENGTH OF          OCCUPATION(S)              OVERSEEN
AND AGE                                HELD WITH FUND       TIME SERVED1           DURING PAST 5 YEARS        BY TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum                   Chairman and         Since inception        Independent                        6
McMorgan & Company LLC                 Trustee                                     Consultant
One Bush Street
San Francisco, CA 94104
63
 -----------------------------------------------------------------------------------------------------------------------------
Robert C. Daney, CPA                   Trustee              Since 5/2004           Partner, Brach,                    6
McMorgan & Company LLC                                                             Neal, Daney &
One Bush Street                                                                    Spence LLP
San Francisco, CA 94104                                                            (1981-Present)
55
 -----------------------------------------------------------------------------------------------------------------------------
Alan Lindquist                         Trustee              Since 8/24/04          Retired; prior                     6
McMorgan & Company LLC                                                             thereto, Partner,
One Bush Street                                                                    Thomas Harvey LLP
San Francisco, CA 94104
60
 -----------------------------------------------------------------------------------------------------------------------------
Walter B. Rose                         Trustee              Since inception        President, Venture                 6
McMorgan & Company LLC                                                             Consulting Corp.
One Bush Street                                                                    (1998 - Present);
San Francisco, CA 94104                                                            prior thereto,
                                                                                   President, McBain,
60                                                                                 Rose Partners
 -----------------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*                        President &          Since 7/04             Executive Vice                     6
McMorgan & Company LLC                 Trustee              Since 8/04/04          President,
One Bush Street                                                                    McMorgan &
San Francisco, CA 94104                                                            Company LLC;
46
 -----------------------------------------------------------------------------------------------------------------------------
Patrick J. Farrell*                    Treasurer &          Since 12/02            Managing                           6
                                       Principal
New York Life Investment               Financial                                   Director, NYLIM
Management LLC                         Officer                                     and Chief
169 Lackawanna Avenue                                                              Financial
Parsippany, NJ 07054                                                               Officer and
                                                                                   Treasurer of
                                                                                   MainStay Funds,
                                                                                   MainStay VP
                                                                                   Funds and Eclipse
45                                                                                 Funds
 -----------------------------------------------------------------------------------------------------------------------------
Vincent J. Bencivenga                  Chief Compliance     Since 8/23/04          Chief Compliance                   6
McMorgan & Company LLC                 Officer                                     Officer,
One Bush Street                                                                    McMorgan &
San Francisco, CA 94104                                                            Company LLC;
                                                                                   prior thereto
                                                                                   Principal,
                                                                                   Compliance
53                                                                                 Group West
 -----------------------------------------------------------------------------------------------------------------------------
                                       OTHER
NAME, ADDRESS                          DIRECTORSHIPS
AND AGE                                HELD BY TRUSTEE
 --------------------------------------------------------
Kenneth I. Rosenblum                          N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
63
 --------------------------------------------------------
Robert C. Daney, CPA                          N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
55
 --------------------------------------------------------
Alan Lindquist                                N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
60
 --------------------------------------------------------
Walter B. Rose                                N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
60
 --------------------------------------------------------
Mark R. Taylor*                               N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
46
 --------------------------------------------------------
Patrick J. Farrell*                           N/A
New York Life Investment
Management LLC
169 Lackawanna Avenue
Parsippany, NJ 07054
45
 --------------------------------------------------------
Vincent J. Bencivenga                         N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
53
 --------------------------------------------------------

---------------
1 Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
* An "interested person" as defined in the 1940 Act.

MCMORGAN FUNDS -- TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                              FUND
                                                            TERM OF OFFICE         PRINCIPAL                  COMPLEX
NAME, ADDRESS                          POSITION(S)          AND LENGTH OF          OCCUPATION(S)              OVERSEEN
AND AGE                                HELD WITH FUND       TIME SERVED1           DURING PAST 5 YEARS        BY TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------
Robert M. Hirsch                       Chief Legal          Since 05/04            General Counsel                    6
McMorgan & Company LLC                 Officer                                     McMorgan &
One Bush Street                                                                    Company LLC
San Francisco, CA 94104

51
 -----------------------------------------------------------------------------------------------------------------------------
Teresa Matzelle                        Vice President &     Since 8/23/04          Vice President,                    6
McMorgan & Company                     Secretary                                   McMorgan &
One Bush Street                                                                    Company LLC
San Francisco, CA 94104

52
 -----------------------------------------------------------------------------------------------------------------------------
                                       OTHER
NAME, ADDRESS                          DIRECTORSHIPS
AND AGE                                HELD BY TRUSTEE
 --------------------------------------------------------
Robert M. Hirsch                              N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104

51
 --------------------------------------------------------
Teresa Matzelle                               N/A
McMorgan & Company
One Bush Street
San Francisco, CA 94104

52
 --------------------------------------------------------

---------------
1 Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
* An "interested person" as defined in the 1940 Act.

MCMORGAN FUNDS -- PROXY VOTING GUIDELINES (UNAUDITED)
--------------------------------------------------------------------------------

McMorgan & Company LLC, the investment advisor of McMorgan Funds ("Funds"), votes all proxies in the Funds. A description of the policies and procedures that McMorgan & Company LLC uses to determine how to vote proxies and how McMorgan & Company LLC voted proxies during the most recent 6-month period ended December 31 is available (without charge), on the McMorgan Funds website (www.McMorganFunds.com).



MCMORGAN FUNDS -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

The Funds file their complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's web site at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                            Experience is Essential

                                [GRAPHIC OMITTED]

                               [GRAPHIC OMITTED]


                          +----------------------------+
                          |          McMorgan          |
                          |          --------          |
                          |             Funds          |
                          | -------------------------- |
                          | STRAIGHT FORWARD INVESTING |
                          | -------------------------- |
                          |         ESTD 1994          |
                          +----------------------------+

ITEM 2.  CODE OF ETHICS.

         As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO and PFO during the period covered by this report. A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial expert is Robert
C. Daney. Mr. Daney is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no material changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal year that have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The code of ethics referenced in Item 2 of this Report is filed as an exhibit to this filing.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 are furnished as exhibits to this filing.

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

McMORGAN FUNDS.

By:      /s/ Mark R. Taylor
         -----------------------
         Mark R. Taylor
         PRESIDENT

Date:    March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Mark R. Taylor
         -----------------------
         Mark R. Taylor
         PRESIDENT

Date:    March 9, 2005

By:      /s/ Patrick J. Farrell
         -----------------------
         PATRICK J. FARRELL
         ASSISTANT TREASURER
         CHIEF FINANCIAL OFFICER

Date:    March 9, 2005

                                  EXHIBIT INDEX

               (a)     Code of Ethics.

               (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

               (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.